UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08549

                              OAK ASSOCIATES FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Leslie Manna
                              Oak Associates, ltd.
                         3875 Embassy Parkway, Suite 250
                              Akron, OH 44333-8334
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-462-5386

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                                  Annual Report

                                                     October 31, 2009

                          White Oak Select Growth

                          Rock Oak Core Growth

                          Pin Oak Aggressive Stock

                          River Oak Discovery

                          Red Oak Technology Select

                          Black Oak Emerging Technology

                          Live Oak Health Sciences






                          [LOGO OMITTED]  OAK ASSOCIATES FUNDS

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


To Our Shareholders .........................................................  2

Fund Profiles ...............................................................  4

Financial Highlights ........................................................ 18

Schedules of Investments .................................................... 22

Statements of Assets and Liabilities ........................................ 38

Statements of Operations .................................................... 40

Statements of Changes in Net Assets ......................................... 42

Notes to Financial Statements ............................................... 45

Report of Independent Registered Public Accounting Firm ..................... 55

Trustees and Officers of the Trust .......................................... 56

Disclosure of Fund Expenses ................................................. 58

Notice to Shareholders ...................................................... 60

--------------------------------------------------------------------------------
[GRAPHIC]  To Our Shareholders (unaudited)
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

We are pleased to send you the Annual Report for the Oak Associates Funds, which covers the fiscal year ending October 31, 2009.

It was a very successful year for our fund family, as all seven funds outperformed their respective benchmarks over the period. Each month, THE WALL STREET JOURNAL recognizes top-performing funds for year-to-date and one-year periods. There were frequent appearances by our funds on these lists of top performers. White Oak Select Growth Fund, Pin Oak Aggressive Stock Fund, River Oak Discovery Fund and Live Oak Health Sciences Fund were recognized in THE WALL STREET JOURNAL as top performers in their fund categories for the one-year period ending September 30, 2009. White Oak, Pin Oak and River Oak were top-decile performers for the one-year and three-year periods. Pin Oak ranked in the top decile on a five-year basis, as well.

White Oak was also given a five-star ranking by Standard & Poor Equity Research shortly after the end of the fiscal year on November 5, 2009.

After an incredibly difficult market in 2008, our shareholders have been well rewarded, and we are very pleased with the performance of each fund. What contributed to the outperformance over the past year? For the fund family overall, it was a commitment to our long-term, growth-oriented philosophy and the courage to invest or re-position portfolios during a time when things looked most bleak. You will find detailed commentary on each fund in the following pages.

As the portfolio managers of Oak Associates Funds, we are grateful for the trust you place in us to manage your investments. Thank you for being a shareholder in Oak Associates Funds.

Best regards,



Jim Oelschlager               Mark Oelschlager, CFA     Robert Stimpson, CFA
Chief Investment Officer &    Portfolio Manager         Portfolio Manager
Portfolio Manager


--------------------------------------------------------------------------------
1-888-462-5386                        2

WHITE OAK SELECT GROWTH FUND RANKED 29(TH) OUT OF 814 LARGE CAP GROWTH FUNDS; PIN OAK AGGRESSIVE STOCK FUND RANKED 4(TH) OUT OF 478 MULTI CAP GROWTH FUNDS; RIVER OAK DISCOVERY FUND RANKED 11(TH) OUT OF 568 SMALL CAP GROWTH FUNDS AND LIVE OAK HEALTH SCIENCES FUND RANKED 17(TH) OUT OF 112 HEALTH/BIOTECHNOLOGY FUNDS FOR THEIR ONE-YEAR PERFORMANCE THROUGH SEPTEMBER 30. WHITE OAK'S LIPPER RANKINGS FOR THE 3-, 5- AND 10-YEAR PERIODS ARE: 22/698; 349/582 AND 268/301 RESPECTIVELY. PIN OAK'S LIPPER RANKINGS FOR THE 3-, 5- AND 10-YEAR PERIODS ARE:
3/384; 28/320 AND 148/160 RESPECTIVELY; RIVER OAK'S LIPPER RANKING FOR THE 3-YEAR PERIOD WAS 21 OUT OF 489 AND LIVE OAK'S LIPPER RANKINGS FOR THE 3- AND 5-YEAR PERIODS ARE: 40/99 AND 33/87 RESPECTIVELY.

S&P EQUITY RESEARCH HAS RANKINGS AND REPORTS ON 789 LARGE CAP GROWTH MUTUAL FUNDS THAT ARE OPEN TO NEW INVESTORS. THE EQUITY RESEARCH REPORTS AND RECOMMENDATIONS PROVIDED BY STANDARD & POOR'S EQUITY RESEARCH SERVICES ARE PERFORMED SEPARATELY FROM ANY OTHER ANALYTIC ACTIVITY OF STANDARD & POOR'S. STANDARD & POOR'S EQUITY RESEARCH SERVICES HAS NO ACCESS TO NON-PUBLIC INFORMATION RECEIVED BY OTHER UNITS OF STANDARD & POOR'S. STANDARD & POOR'S DOES NOT TRADE FOR ITS OWN ACCOUNT. THE OVERALL MUTUAL FUND RANKING IS BASED ON A WEIGHTED AVERAGE COMPUTATION OF THREE COMPONENTS- PERFORMANCE ANALYTICS, RISK CONSIDERATIONS AND COST FACTORS THAT EVALUATE, RELATIVE TO ITS PEERS, A FUND'S UNDERLYING HOLDINGS, ITS HISTORICAL PERFORMANCE, AND CHARACTERISTICS OF THE FUND. RANKINGS ARE BASED UPON INFORMATION THAT S&P CONSIDERS RELIABLE, BUT NEITHER S&P NOR ITS AFFILIATES WARRANT ITS COMPLETENESS, ACCURACY OR ADEQUACY AND IT SHOULD NOT BE RELIED UPON AS SUCH. ASSUMPTIONS, OPINIONS AND ESTIMATES CONSTITUTE S&P'S JUDGMENT AS OF THE DATE OF THE MATERIAL AND ARE SUBJECT TO CHANGE WITHOUT NOTICE. NEITHER S&P NOR ITS AFFILIATES ARE RESPONSIBLE FOR ANY ERRORS OR OMISSIONS OR FOR RESULTS OBTAINED FROM THE USE OF THIS INFORMATION. THIS IS NOT INTENDED AS AN OFFER OR SOLICITATION FOR THE PURCHASE OR SALE OF ANY SECURITY OR OTHER FINANCIAL INSTRUMENT. ANY OPINIONS EXPRESSED HEREIN ARE GIVEN IN GOOD FAITH, ARE SUBJECT TO CHANGE WITHOUT NOTICE, AND ARE ONLY CORRECT AS OF THE STATED DATE OF THEIR ISSUE. THIS MATERIAL DOES NOT TAKE INTO ACCOUNT YOUR PARTICULAR INVESTMENT OBJECTIVES, FINANCIAL SITUATIONS OR NEEDS AND IS NOT INTENDED AS A RECOMMENDATION OF PARTICULAR SECURITIES, FINANCIAL INSTRUMENTS OR STRATEGIES TO YOU NOR IS IT CONSIDERED TO BE INVESTMENT ADVICE. BEFORE ACTING ON ANY RECOMMENDATION IN THIS MATERIAL, YOU SHOULD CONSIDER WHETHER IT IS SUITABLE FOR YOUR PARTICULAR CIRCUMSTANCES AND, IF NECESSARY, SEEK PROFESSIONAL ADVICE.

PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS.



--------------------------------------------------------------------------------
                                       3                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  White Oak Select Growth Fund (unaudited)
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
The Fund invests primarily in common stocks of large capitalization companies (in excess of $5 billion) that are key performers within growing industries.
--------------------------------------------------------------------------------

The White Oak Select Growth Fund ("The Fund") gained 31.60% for the year, while the comparative index, the S&P 500 Index, rose 9.80%, and the Lipper Large-Cap Growth Funds Average increased 14.74%.

The market swoon in 2008 correctly foreshadowed the sharp economic slowdown that we have experienced this year. In last year's commentary we wrote, "While there are certainly issues to be concerned about, our bet is that the system will survive, and that eventually stock prices will reconnect with company fundamentals." This proved to be accurate, as eventually fears of a systemic collapse abated, and stocks rallied sharply, auguring economic recovery. Massive injections from both the Federal Reserve and the federal government helped to jump-start the economy, and other measures buoyed confidence in the system.

As usual, those that kept their head and stuck to their process were rewarded. Our concentrated style and focus on long-term fundamentals paid off, as we achieved returns besting those of the index and most of our peers. The Fund's investment in the information technology sector helped boost performance.

Strong performers for the year included Internet commerce giant Amazon.com, which continues to gain market share from competitors and improve operating margins; information technology services company Cognizant, which saw some of its large customers recover from the global financial crisis; and customer relationship management software provider Salesforce.com, whose customizable solutions are gaining popularity.

Laggards included financial companies Legg Mason and Charles Schwab, and biotech bellwether Amgen. Legg Mason, an asset management company, suffered from outflows in its funds. Broker Charles Schwab, which had held up well in the correction, was hurt by fee waivers on its money market funds, a result of rock-bottom short-term interest rates. Amgen lagged as investors lost interest in the more stable areas of the market such as health care.

Looking ahead, there are areas of concern. At some point the Fed will need to start draining liquidity from the system, the increasing role of government could slow economic growth, and the ballooning federal budget deficit will have to be addressed. We are very much aware of these issues as we manage the portfolio. That said, there are quite a few positives. A global synchronized upturn should help drive an acceleration in U.S. GDP growth, with a decline in the unemployment rate to follow. We expect corporate profits to be quite strong, given the combination of productivity gains, leaner expense structures and recovering revenue. And the widespread skepticism about the sustainability of this economic recovery is actually a positive, as it keeps expectations in check.

Jim Oelschlager
Chief Investment Officer & Portfolio Manager

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


--------------------------------------------------------------------------------
1-888-462-5386                         4

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2009.
--------------------------------------------------------------------------------

                                             Average Annual Total Returns
--------------------------------------------------------------------------------------------------
                        1 Year Return 3 Year Return 5 Year Return 10 Year Return Inception to Date
--------------------------------------------------------------------------------------------------
White Oak Select
Growth Fund                31.60%        (0.49)%       0.03%          (5.10)%         7.03%*
--------------------------------------------------------------------------------------------------
S&P 500 Composite Index     9.80%        (7.02)%       0.33%          (0.95)%         7.40%**
--------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth
Funds Average              14.74%        (4.76)%       0.70%          (2.13)%         6.15%**
--------------------------------------------------------------------------------------------------

* Since 8/3/92
**Since 7/31/92

---------------------------------
FUND DATA
---------------------------------

Ticker Symbol             WOGSX

Share Price              $31.44

Total Net Assets         $319M

Portfolio Turnover         31%

2009 Capital Gain
 Distribution             None


----------------------------------------------------
                      TOP 10 HOLDINGS+
 1. Amazon.com                                 9.11%
 2. Google, Cl A                               6.30%
 3. Cisco Systems                              6.05%
 4. Cognizant Technology Solutions, Cl A       5.87%
 5. Transocean                                 5.25%
 6. Salesforce.com                             5.24%
 7. KLA-Tencor                                 5.19%
 8. Charles Schwab                             5.19%
 9. eBay                                       4.99%
10. Baker Hughes                               4.98%

+ Percentages are based on net assets.
----------------------------------------------------


--------------------------------------------------------------------------------
   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE WHITE OAK
    SELECT GROWTH FUND, VERSUS THE S&P 500 COMPOSITE INDEX(1) AND THE LIPPER
                 LARGE-CAP GROWTH FUNDS AVERAGE SINCE 10/31/99

                              [LINE GRAPH OMITTED]

Initial Investment Date      10/31/99  Oct 00    Oct 01   Oct 02    Oct 03    Oct 04   Oct 05    Oct 06    Oct 07   Oct 08    Oct 09
-----------------------      --------  ------    ------   ------    ------    ------   ------    ------    ------   ------    ------
White Oak Growth
  Stock Fund                 $10,000   $14,461   $6,508   $4,375    $6,416    $5,919   $5,907    $6,016    $7,445   $4,504    $5,928
S&P 500 Index                $10,000   $10,609   $7,967   $6,764    $8,170    $8,940   $9,719    $11,307  $12,953   $8,278    $9,089
Lipper Large Cap
  Growth Classification      $10,000   $11,712   $7,637   $6,334    $7,555    $7,848   $8,705    $9,414   $11,526   $7,120    $8,169

--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

(1) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.


--------------------------------------------------------------------------------
                                      5                         www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Rock Oak Core Growth Fund (unaudited)
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
ROCK OAK CORE GROWTH FUND
The Fund invests primarily in common stocks of established U.S. companies with large market capitalization (larger than $5 billion) that stand to benefit from long-term themes such as globalization, demographics, productivity and innovation.
--------------------------------------------------------------------------------

The Rock Oak Core Growth Fund ("The Fund") rose 24.86% for the fiscal year ending October 31, 2009. The Fund outperformed the benchmark S&P 500 Index and the Lipper Large-Cap Growth Fund peer group, which gained 9.80% and 14.74% respectively. Since inception on December 31, 2004, the Fund has lost 1.05% annually compared to the 1.16% annual drop in the S&P 500.

The fiscal year 2009 saw global equities rebound from the sharp 2008 recession. Although the economy and macroeconomic data remained weak throughout the year, the stock market rose in anticipation of an eventual economic recovery. The sharp gains were driven by the tremendous amount of monetary stimulus globally and by the coordinated effort by global central banks to foster economic growth. The depth of the 2008 correction also positioned the market for a strong resurgence after concerns over another Great Depression contracted valuations. While these fears were ultimately unwarranted, they temporarily drove valuations to extremely attractive levels from which the stock market rebounded. Throughout the year, investors' distaste for equities slowly transitioned into a renewed appetite for risk. This helped all stocks to some degree, but propelled the Fund, which held highly sought-after growth companies with strong earnings prospects.

The Fund's preference for companies with strong balance sheets and defensible business models contributed to the strong long-term performance. Since the 2008 recession was instigated by problems in the credit and housing markets, companies with strong balance sheets that can operate independently of capital markets were able to avoid credit-related problems. These characteristics were defensive during the recession, but also offensive once confidence grew regarding a sustained global recovery.

A heavy exposure to technology stocks helped the Fund outperform the benchmark. The technology sector was able to weather the recession well, by avoiding credit-related problems and responding quickly to the economic slowdown. The sector also remains one of the best positioned to capitalize on a sustained global recovery. Within the Fund, Cognizant Technology Solutions rose over 101% during the year and was a top holding for the Fund. The company, which had fallen sharply in 2008 on concerns over its exposure to financial institutions, rebounded strongly as the credit crisis eased. Top positions in Amazon.com and Apple also contributed to the Fund's strong performance.

Going forward, the Rock Oak Fund remains focused on growth investing. As the global economic recovery progresses, companies with exposure to international markets are likely to disproportionately benefit from the significant amounts of monetary stimulus enacted by central banks worldwide. The Fund has gained exposure to this opportunity through U.S. companies with significant growth prospects overseas. The investment outlook remains favorable due to the low interest rate environment, attractive valuations, and economic momentum globally.

Robert Stimpson, CFA
Portfolio Manager

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


--------------------------------------------------------------------------------
1-888-462-5386                            6

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2009.
--------------------------------------------------------------------------------

                                                      Average Annual Total Returns
                                      ------------------------------------------------------------
                                       1 Year Return      3 Year Return         Inception to Date*
--------------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund                 24.86%            (3.82)%                 (1.05)%
--------------------------------------------------------------------------------------------------
S&P 500 Composite Index                    9.80%            (7.02)%                 (1.16)%
--------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average     14.74%            (4.76)%                 (0.77)%
--------------------------------------------------------------------------------------------------

* Since 12/31/04


-------------------------------
FUND DATA
-------------------------------

Ticker Symbol            RCKSX

Share Price              $9.09

Total Net Assets          $6M

Portfolio Turnover        45%

2009 Capital Gain
 Distribution            None



-----------------------------------------------------
                 TOP 10 HOLDINGS+

 1. Cognizant Technology Solutions, Cl A        6.00%
 2. Amazon.com                                  4.51%
 3. Apple                                       4.23%
 4. Archer-Daniels-Midland                      3.74%
 5. CME Group                                   3.65%
 6. Teva Pharmaceutical Industries ADR          3.57%
 7. Salesforce.com                              3.52%
 8. Cisco Systems                               3.23%
 9. Broadcom, Cl A                              3.07%
10. Weatherford International                   3.02%

 + Percentages are based on net assets.
-----------------------------------------------------


--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE ROCK OAK
     CORE GROWTH FUND, VERSUS THE S&P 500 COMPOSITE INDEX(1) AND THE LIPPER
           LARGE-CAP GROWTH FUNDS AVERAGE SINCE INCEPTION (12/31/04)


                              [LINE GRAPH OMITTED]


Initial Investment Date      12/31/04    Oct 05     Oct 06    Oct 07     Oct 08    Oct 09
-----------------------      --------    ------     -------   ------     ------    ------
Rock Oak Core Growth Fund    $10,000     $10,100    $10,680   $13,450    $7,609    $9,501
S&P 500 Index                $10,000     $10,105    $11,756   $13,468    $8,606    $9,450
Lipper Large-Cap Growth
  Funds Classification       $10,000     $10,267    $11,103   $13,594    $8,397    $9,635

--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

(1) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.


--------------------------------------------------------------------------------
                                       7                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Pin Oak Aggressive Stock Fund (unaudited)
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND
The Fund invests primarily in common stocks of U.S. companies with medium to large market capitalizations that are key performers within growing industries.
--------------------------------------------------------------------------------

The Pin Oak Aggressive Stock Fund ("The Fund") rose 45.96% for the year ended October 31, 2009, while the comparative index, the S&P 500 Index, gained 9.80% and the Lipper Multi-Cap Growth Average returned 16.30%.

The fear and panic that prevailed in late 2008 continued into 2009, as the market started pricing in the possibility of a depression or the collapse of capitalism. Capital preservation was paramount in people's minds, and investors gravitated toward the more stable areas of the market, eschewing anything with risk or of a cyclical nature. In last year's annual report, we wrote, "As we manage through this historically challenging period, we have focused on positioning the portfolio to excel when conditions improve, as they always do eventually. Importantly, the market is forward looking, which means that stocks will turn long before the economy does." With economically-sensitive companies trading at extreme discounts and loads of fiscal and monetary stimulus in the pipeline, we increased our cyclical exposure, while the natural urge in the market, and the path most chose, was to do the opposite in order to preserve capital. This move, which required us to suppress our natural human emotions, goes a long way toward explaining the Fund's strong performance for the past year.

Another important factor in performance was the return of valuation spreads to more normal levels. At the beginning of the fiscal year, valuation spreads were four standard deviations above the mean, indicating stocks were being valued in an unusually wide range. This dispersion in valuations was almost unprecedented, and reflected a high degree of stress in the market. Valuation always plays an important factor in our analysis of stocks, but with stocks trading so disparately, we placed even more emphasis on the factor, since we were being well compensated to do so. As fear in the market subsided and investors began pricing in economic recovery, lowly valued stocks benefited disproportionately, and many of our investments paid off.

The largest contributors to the strong performance were all consumer-oriented companies, and all rose over 100%. E-commerce company Amazon.com continues to grow its sales at an impressive rate by offering a strong value proposition to consumers. Internet travel site Expedia saw a boost in business after eliminating booking fees. HSN made operational progress under its new CEO.

Laggards included media company Gannett, which suffered from a slowdown in advertising; semiconductor equipment maker Applied Materials, which saw demand for its products decline dramatically as capital spending dried up during the downturn; and biotech firm Biogen IDEC, whose sales of its MS drug, Tysabri, were dragged down by increasing incidence of a potentially fatal side effect.

The Fund maintains a tilt toward cyclicals, though not as much as there was a year ago, as the risk-reward is not as overwhelmingly favorable as it was at that time.

Mark Oelschlager, CFA
Portfolio Manager

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


--------------------------------------------------------------------------------
1-888-462-5386                            8

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2009.
--------------------------------------------------------------------------------


                                               Average Annual Total Returns
                        ---------------------------------------------------------------------------------
                         1 Year Return  3 Year Return   5 Year Return  10 Year  Return  Inception to Date
---------------------------------------------------------------------------------------------------------
Pin Oak Aggressive
Stock Fund                  45.96%          2.40%            3.64%        (5.57)%          5.10%*
------------------------------------------------------------------------------------------------------
S&P 500 Composite Index      9.80%         (7.02)%           0.33%        (0.95)%          7.40%**
------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Growth
Funds Average               16.30%         (5.23)%           1.41%        (0.97)%          7.48%**
------------------------------------------------------------------------------------------------------

 * Since 8/3/92
**Since 7/31/92

--------------------------------
FUND DATA
--------------------------------
Ticker Symbol             POGSX

Share Price              $22.74

Total Net Assets          $119M

Portfolio Turnover          16%

2009 Capital Gain
 Distribution              None


------------------------------------------------------
                   TOP 10 HOLDINGS+

 1. Amdocs                                       4.08%
 2. Western Union                                3.95%
 3. eBay                                         3.83%
 4. Garmin                                       3.71%
 5. Fair Isaac                                   3.58%
 6. Google, Cl A                                 3.50%
 7. DISH Network, Cl A                           3.39%
 8. Amazon.com                                   3.35%
 9. Jacobs Engineering Group                     3.18%
10. Charles Schwab                               3.09%

+ Percentages are based on net assets.
------------------------------------------------------


--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PIN OAK AGGRESSIVE STOCK FUND, VERSUS THE S&P 500 COMPOSITE INDEX(1) AND THE LIPPER
                 MULTI-CAP GROWTH FUNDS AVERAGE, SINCE 10/31/99


                              [LINE GRAPH OMITTED]

Initial Investment Date    10/31/99   Oct 00    Oct 01   Oct 02    Oct 03    Oct 04   Oct 05    Oct 06    Oct 07   Oct 08    Oct 09
-----------------------    --------   ------    ------   ------    ------    ------   ------    ------    ------   ------    ------
Pin Oak Aggressive
  Stock Fund               $10,000   $17,136    $5,355   $2,882    $4,740    $4,713    $5,236    $5,248    $6,804   $3,861    $5,635
S&P 500 Index              $10,000   $10,609    $7,967   $6,764    $8,170    $8,940    $9,719   $11,307   $12,953   $8,278    $9,089
Lipper Multi-Cap Growth
  Funds Classification     $10,000   $13,159    $8,397   $6,813    $8,813    $9,303   $10,534   $11,741   $14,656   $8,662   $10,073

--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

(1) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

--------------------------------------------------------------------------------
                                       9                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  River Oak Discovery Fund (unaudited)
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
RIVER OAK DISCOVERY FUND
The Fund invests primarily in smaller companies (less than $3 billion) that are rapidly growing and have cutting edge products, visionary management, and the ability to bring innovation to both new and established industries.
--------------------------------------------------------------------------------

The River Oak Discovery Fund ("The Fund") rose 39.44% for the fiscal year ending October 31, 2009. The Fund's performance compares to the benchmark Russell 2000 Growth Index's gain of 11.34% and Lipper Small-Cap Growth peer group category's 13.12% rise. Since inception on June 30, 2005, River Oak has returned 2.83% annually. Over the same time period, the Russell 2000 Growth Index lost 0.75% annually and the Lipper Small-Cap category fell 1.87% annually.

In fiscal year 2009, stocks anticipated the eventual economic recovery from the 2008 recession. Small-cap stocks, in particular, benefited from the reversal of high levels of risk aversion that developed during the credit crisis. As an asset class, small-cap growth stocks are seen as having greater risk than larger companies. They therefore succumbed to the volatile market and unfolding financial crisis. The economic recession appeared so severe in early 2009 that selling pressure drove stocks to deeply undervalued levels. As these problems abated in 2009, all stocks benefited from a more rational valuation assessment and the markets rallied. Significant monetary action by the Federal Reserve also helped propel small-cap companies, as they tend to prosper in a low interest-rate environment.

Strong performance from the technology sector helped the Fund outperform its benchmark small-cap growth index. The Fund was overweight technology stocks due to their strong balance sheets and our anticipation of an eventual economic recovery. The tech sector, which does not rely on capital markets to finance operations, was able to avoid problems from the credit crisis and responded quickly to the poor economic backdrop. The Fund's exposure to financial stocks also enhanced to the fiscal-year performance. While the troubled sector weighed on the index's performance, the Fund's financial holdings outperformed the benchmark. Approximately, 70% of the Fund's outperformance was achieved through stock selection.

The top-performing holding for the Fund was MercadoLibre, a Latin American e-commerce company, which rose 161%. Despite the global recession, MercadoLibre's exposure to the healthy Brazilian economy and the expanding Internet penetration through South America propelled the stock. Elsewhere in the portfolio, EnerNOC rocketed 335%. The company, which provides demand response technology for the utility industry, is introducing intelligent equipment to manage energy usage for commercial customers. EnerNOC had fallen sharply in 2008 but its shares rebounded strongly this fiscal year.

The global economic recovery, which rallied stocks in 2009, is still developing. Although the economic data has remained weak for much of the year, the stock market typically recovers before the macroeconomic indicators turn positive. The strength in international markets, as well as the decisive action by central banks worldwide, has increased the likelihood of a sustained recovery. This bodes well for small-cap investors as psychology and risk aversion have been detrimental to the sector's performance, despite its long-term track record as one of the best performing asset classes.

Robert Stimpson, CFA
Portfolio Manager

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

--------------------------------------------------------------------------------
1-888-462-5386                         10

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2009.
--------------------------------------------------------------------------------

                                                      Average Annual Total Returns
                                      ------------------------------------------------------------
                                         1 Year Return         3 Year Return    Inception to Date*
--------------------------------------------------------------------------------------------------
River Oak Discovery Fund                    39.44%                (0.80)%            2.83%
--------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                   11.34%                (6.88)%           (0.75)%
--------------------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average       13.12%                (7.54)%           (1.87)%
--------------------------------------------------------------------------------------------------

*Since 6/30/05


--------------------------------
FUND DATA
--------------------------------

Ticker Symbol              RIVSX

Share Price               $10.96

Total Net Assets             $8M

Portfolio Turnover           67%

2009 Capital Gain
 Distribution               None


---------------------------------------------------
                TOP 10 HOLDINGS+

 1. AsiaInfo Holdings                         4.68%
 2. Starent Networks                          4.58%
 3. MercadoLibre                              4.08%
 4. Ctrip.com International ADR               3.96%
 5. F5 Networks                               3.65%
 6. Oceaneering International                 3.47%
 7. Netease.com ADR                           3.47%
 8. Factset Research Systems                  3.42%
 9. Whole Foods Market                        3.27%
10. Sohu.com                                  3.17%

+ Percentages are based on net assets.
---------------------------------------------------

--------------------------------------------------------------------------------

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE RIVER OAK
     DISCOVERY FUND, VERSUS THE RUSSELL 2000 GROWTH INDEX(1) AND THE LIPPER
            SMALL-CAP GROWTH FUNDS AVERAGE SINCE INCEPTION (6/30/05)


                              [LINE GRAPH OMITTED]

Initial Investment Date          6/30/05    Oct 05     Oct 06    Oct 07     Oct 08    Oct 09
-----------------------          -------    ------     ------    ------     ------    ------
River Oak Discovery Fund         $10,000    $10,100    $11,560   $14,800    $8,094    $11,286
Russell 2000 Growth Index        $10,000    $10,239    $11,986   $13,991    $8,693     $9,679
Lipper Small-Cap Growth Funds
  Classification                 $10,000    $10,237    $11,593   $14,022    $8,144     $9,212

--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

(1) The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


--------------------------------------------------------------------------------
                                       11                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Red Oak Technology Select Fund (unaudited)
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
RED OAK TECHNOLOGY SELECT FUND
The Fund primarily invests in common stocks of companies which rely extensively on technology in their product development or operations, or are expected to benefit from technological advances and improvements.
--------------------------------------------------------------------------------

The Red Oak Technology Fund ("The Fund") returned 43.09% for the year ended October 31, 2009, while the comparative index, the NASDAQ 100 Index, which includes holdings within sectors beyond just technology, gained 25.81%, and the Lipper Science and Technology Average rose 29.15% .

In last year's report we talked about how attractive technology stocks looked, and investors who held their positions in the sector were well rewarded over the past year as the market started looking ahead to sunnier economic times. Given the cyclical nature of the sector, tech stocks reacted very well during the market rally, and the more economically-sensitive areas within the sector benefited the most.

Top performers in the Fund included e-commerce leader Amazon.com, which is gradually becoming the Wal-Mart of the Internet due to its price leadership; disk drive maker Seagate, who should benefit from a PC upgrade cycle; and online travel site Expedia, which saw a boost in business after eliminating booking fees.

Poor performers included semiconductor equipment provider Applied Materials, which saw demand for its products decline dramatically as capital spending dried up during the downturn; telecommunications company Sprint Nextel, who was unable to stem the tide of subscriber losses; and semiconductor designer Sigma Designs, which is expected by some to lose market share.

Throughout the downturn, company managements within the sector cut costs aggressively, which has helped to keep free cash flow margins at surprisingly high levels. These cuts should help drive robust earnings growth as revenue continues to recover. Drivers of demand growth for purveyors of technology products are numerous, and include the increasing importance of technology in the consumer's life, the need for corporations to be more productive to remain competitive, and the significant exposure to international markets. In addition, the cyclical upswing should provide support for business, especially given the tremendous pent-up demand. The Fund is currently invested in a wide range of industries within technology, such as semiconductors, software, services, storage, e-commerce, and networking equipment. Our turnover remains low and our time horizon long, which we believe gives us an advantage versus our peers, so many of whom seem inclined to try to outsmart each other over interpretation of the most recent data point.

Mark Oelschlager, CFA
Portfolio Manager

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.



--------------------------------------------------------------------------------
1-888-462-5386                          12

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2009.
--------------------------------------------------------------------------------

                                        Average Annual Total Returns
                   ----------------------------------------------------------------------------
                   1 Year Return 3 Year Return  5 Year Return 10 Year Return Inception to Date*
-----------------------------------------------------------------------------------------------
Red Oak Technology
Select Fund           43.09%        0.67%           2.25%         (8.41)%        (3.19)%
-----------------------------------------------------------------------------------------------
NASDAQ 100 Index      25.81%       (0.71)%          2.84%         (4.18)%        (0.59)%
-----------------------------------------------------------------------------------------------
Lipper Science &
Technology Average    29.15%       (2.54)%          1.97%         (4.62)%        (0.08)%
-----------------------------------------------------------------------------------------------

*Since 12/31/98

---------------------------
FUND DATA
---------------------------

Ticker Symbol         ROGSX

Share Price           $7.04

Total Net Assets       $74M

Portfolio Turnover      30%

2009 Capital Gain
 Distribution          None


----------------------------------------------------
                     TOP 10 HOLDINGS+

 1. Amazon.com                                 6.51%
 2. Google, Cl A                               5.25%
 3. eBay                                       5.00%
 4. Accenture, Cl A                            4.90%
 5. Lexmark International, Cl A                4.37%
 6. Texas Instruments                          3.76%
 7. International Business Machines            3.76%
 8. Computer Sciences                          3.73%
 9. National Semiconductor                     3.59%
10. Broadcom, Cl A                             3.59%

+ Percentages are based on net assets.
----------------------------------------------------


--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE RED OAK TECHNOLOGY SELECT FUND, VERSUS THE NASDAQ 100 INDEX(1) AND THE LIPPER SCIENCE &
                       TECHNOLOGY AVERAGE, SINCE 10/31/99


                              [LINE GRAPH OMITTED]

Initial Investment Date      10/31/99  Oct 00    Oct 01    Oct 02   Oct 03    Oct 04    Oct 05   Oct 06    Oct 07    Oct 08   Oct 09
-----------------------      --------  -----     ------    ------   ------    ------    ------   ------    ------    ------   ------
Red Oak Technology
  Select Fund                $10,000   $19,982   $4,988    $2,497   $3,872    $3,719    $3,867   $4,073    $5,165    $2,904   $4,156
NASDAQ 100 Index             $10,000   $12,450   $5,179    $3,758   $5,392    $5,672    $6,048   $6,665    $8,652    $5,185   $6,525
Lipper Science &
  Technology Funds
  Objectve                   $10,000   $13,586   $5,758    $3,938   $5,932    $5,911    $6,427   $7,030    $8,903    $5,047   $6,518

--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

(1) The NASDAQ 100 Index is a market capitalization-weighted index that includes 100 of the largest non-financial companies, domestic and foreign, in the NASDAQ National Market. In addition to meeting the qualification standards for inclusion in the NASDAQ National Market, these issues have strong earnings and assets.


--------------------------------------------------------------------------------
                                        13                      www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Black Oak Emerging Technology Fund (unaudited)
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
The Fund primarily invests in common stocks of companies that are considered to be well-positioned to become market leaders among "emerging" technology companies.
--------------------------------------------------------------------------------

The Black Oak Emerging Technology Fund ("The Fund") gained 34.36% during the fiscal year ending October 31, 2009. The performance lagged that of the Lipper Science and Technology Fund peer group's rise of 37.04% . The Nasdaq 100 Index rose 25.81% during the same period.

The technology sector was one of the best performing segments over the last year due to its strong cash generation abilities and operational flexibility. As the 2008 recession developed, the tech sector responded quickly to the deteriorating economic conditions by reducing inventory, overhead and other costs. This positioned the sector's earnings for strong operating leverage once sales growth reappeared. Additionally, since technology companies typically do not rely on capital markets to finance operations, the group avoided problems related to the credit markets.

The Black Oak Fund performed well this year as bleak economic conditions reversed and investors once again embraced emerging technology companies. As the credit crisis and global economic slowdown abated, the high levels of risk aversion gradually dissolved. Given the Fund's focus on small technology companies in emerging fields, it had suffered disproportionately when investors shunned higher-risk strategies. However, the unwinding of the elevated levels of risk aversion favored the high-growth companies which the Fund owns.

The Fund's best performing stock this year was MercadoLibre, a Latin American e-commerce company, which rose 161%. Central banks worldwide have acted aggressively to restart global growth. This highly stimulative and loose monetary approach is likely to benefit those companies with a large exposure to international sales. As the leading e-commerce company in South America, MercadoLibre is a pure play on the region's economic growth and its share responded accordingly. Cognizant Technology Solutions, a top holding for the Fund, also propelled returns. The IT-service company's value proposition of helping clients save money by outsourcing is even more powerful in a recession.

Going forward, the Fund will continue to seek emerging technology companies with solid earnings prospects that are trading at attractive valuations. The Fund's exposure to companies with strong growth opportunities internationally may increase as the significant stimulus enacted globally fuels adoption of technology products. The renewed appetite for risk also bodes well for the Fund and the type of companies it seeks. Given the cyclical nature of technology stocks, the group remains attractive as the nascent global synchronized recovery progresses.

Robert Stimpson, CFA
Portfolio Manager

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


--------------------------------------------------------------------------------
1-888-462-5386                          14

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2009.
--------------------------------------------------------------------------------

                                                 Average Annual Total Returns
                                   ------------------------------------------------------------
                                   1 Year Return 3 Year Return 5 Year Return  Inception to Date
-----------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund    34.36%        (0.30)%        1.04%          (15.79)%*
-----------------------------------------------------------------------------------------------
NASDAQ 100 Index                      25.81%        (0.71)%        2.84%           (3.43)%**
-----------------------------------------------------------------------------------------------
Russell Small-Cap Completeness
Growth Technology Index               36.66%        (0.66)%        3.85%           (9.20)%**
-----------------------------------------------------------------------------------------------
Lipper Global Science &
Technology Average                    37.04%        (1.62)%        3.03%           (3.92)%**
-----------------------------------------------------------------------------------------------

*Since 12/29/00
**Since 12/31/00

------------------------------
FUND DATA
------------------------------

Ticker Symbol            BOGSX

Share Price              $2.19

Total Net Assets          $38M

Portfolio Turnover         49%

2009 Capital Gain
 Distribution             None


-----------------------------------------------------
                   TOP 10 HOLDINGS+

 1. Starent Networks                            7.04%
 2. Cognizant Technology Solutions, Cl A        6.66%
 3. Apple                                       5.67%
 4. Ctrip.com International ADR                 5.00%
 5. ANSYS                                       4.81%
 6. QUALCOMM                                    4.80%
 7. MercadoLibre                                4.58%
 8. Salesforce.com                              4.53%
 9. Illumina                                    3.63%
10. AsiaInfo Holdings                           3.56%

 + Percentages are based on net assets.
----------------------------------------------------


--------------------------------------------------------------------------------

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BLACK OAK EMERGING TECHNOLOGY FUND, VERSUS THE NASDAQ 100 INDEX(1), THE RUSSELL SMALL-CAP
    COMPLETENESS GROWTH TECHNOLOGY INDEX(2) AND THE LIPPER GLOBAL SCIENCE &
                       TECHNOLOGY AVERAGE, SINCE 12/29/00


                              [LINE GRAPH OMITTED]

Initial Investment Date              12/29/00   Oct 01   Oct 02    Oct 03    Oct 04    Oct 05    Oct 06    Oct 07    Oct 08   Oct 09
-----------------------              --------   ------   ------    ------    ------    ------    ------    -----     ------    -----
Black Oak Emerging Technology Fund   $10,000    $2,980   $1,230    $2,210    $2,080    $2,050    $2,210    $2,940    $1,630   $2,190
NASDAQ 100 Index                     $10,000    $5,831   $4,231    $6,070    $6,385    $6,809    $7,503    $9,741    $5,837   $7,346
Russell Small Cap Completeness
  Growth Technology Index            $10,000    $4,341   $2,391    $4,099    $3,528    $3,735    $4,347    $5,816    $3,118   $4,261
Lipper Global Science & Technology
  Funds                              $10,000    $5,574   $3,782    $6,148    $5,975    $6,579    $7,336    $9,827    $5,125   $7,023

--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

(1) The NASDAQ 100 Index is a market capitalization-weighted index that includes 100 of the largest non-financial companies, domestic and foreign, in the NASDAQ National Market. In addition to meeting the qualification standards for inclusion in the NASDAQ National Market, these issues have strong earnings and assets.

(2) The Russell Small-Cap Completeness Growth Technology Index measures the performance of the Russell 3000[R] Index companies excluding S&P 500 constituents. It includes those Russell Small-Cap Completeness Index companies with higher price-to-book ratios and higher forecast growth values.


--------------------------------------------------------------------------------
                                       15                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Live Oak Health Sciences Fund (unaudited)
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
LIVE OAK HEALTH SCIENCES FUND
The Fund primarily invests in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.
--------------------------------------------------------------------------------

The Live Oak Health Sciences Fund ("The Fund") rose 16.03% for the year ended October 31, 2009, while the comparative index, the S&P 500 Health Care Index, gained 6.79%, and the Lipper Health & Biotechnology Average returned 8.16%.

The last year saw the U.S. and international economies in recession, a global financial crisis that threatened to bring commerce to a standstill and a committed response by authorities that seems to have stabilized the system and restarted the economy. As it usually does in times of stress, the health-care sector held up better than the broader market, even as it dealt with its own issues, but also lagged the broader market in the ensuing rally.

President Obama unveiled his healthcare agenda and worked with Congress on developing a plan of reform for the sector. After the Congressional Budget Office gave its assessment of what the President's plan would cost, and the American public voiced its own concern, politicians returned to the drawing board to craft a less ambitious plan. These developments helped healthcare stocks rally, as it became clear that the worst case scenario -- from the market's perspective -- was not going to play out.

Throughout the year, we tried to take advantage of the volatility caused by these developments. In addition, we managed the portfolio to benefit from the compression in valuation spreads that we expected. As risk aversion in the market subsided and spreads narrowed to more normal levels, the Fund benefited.

Strong performers were concentrated in the pharmaceutical area, on both the product and distribution side. A healthier generics market contributed to strong gains in Par Pharmaceutical and Watson Pharmaceuticals, and rising prescription growth aided distributors AmerisourceBergen and McKesson.

Laggards included institutional pharmacy company Pharmerica, which was hit by a declining bed count; biopharmaceutical company Genzyme, which dealt with an infection at its main manufacturing plant; and biotech bellwether Amgen, whose products are facing regulatory risk.

Looking ahead, healthcare reform before the end of the calendar year is possible, but might not occur until 2010. The likely outcome is broader insurance coverage for Americans, which should increase the utilization of healthcare services, accompanied by various types of price controls or other types of regulation. The sector will be affected by the ultimate shape of the legislation in Washington, but it is important to remember that the market is aware of this and has therefore already discounted the impact it expects.

Mark Oelschlager, CFA
Portfolio Manager

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


--------------------------------------------------------------------------------
1-888-462-5386                          16

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2009.
--------------------------------------------------------------------------------

                                                       Average Annual Total Returns
                                      ---------------------------------------------------------------
                                      1 Year Return  3 Year Return  5 Year Return   Inception to Date
-----------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund           16.03%          (0.54)%        3.11%            1.15%*
-----------------------------------------------------------------------------------------------------
S&P 500 Health Care Index                6.79%          (3.62)%        1.79%            0.06%**
-----------------------------------------------------------------------------------------------------
Lipper Health & Biotechnology Average    8.16%          (2.77)%        2.80%            1.48%**
-----------------------------------------------------------------------------------------------------

 *Since 6/29/01
**Since 6/30/01

-------------------------------
FUND DATA
-------------------------------
Ticker Symbol             LOGSX

Share Price              $11.00

Total Net Assets           $16M

Portfolio Turnover          31%

2009 Capital Gain
 Distribution              None



------------------------------------------------------
                   TOP 10 HOLDINGS+

 1. IMS Health                                   6.03%
 2. AmerisourceBergen                            5.83%
 3. Amgen                                        5.29%
 4. Watson Pharmaceuticals                       5.10%
 5. Waters                                       4.95%
 6. WellPoint                                    4.55%
 7. Teva Pharmaceutical Industries, ADR          4.44%
 8. GlaxoSmithKline ADR                          4.33%
 9. AstraZeneca ADR                              4.12%
10. Sanofi-Aventis ADR                           3.73%

 + Percentages are based on net assets.
-----------------------------------------------------


--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LIVE OAK HEALTH SCIENCES FUND, VERSUS THE S&P 500 HEALTH CARE INDEX(1) AND THE LIPPER
                 HEALTH & BIOTECHNOLOGY AVERAGE, SINCE 6/29/01


                              [LINE GRAPH OMITTED]


Initial Investment Date     6/29/01   Oct 01    Oct 02    Oct 03   Oct 04    Oct 05   Oct 06    Oct 07    Oct 08    Oct 09
-----------------------     -------   ------    ------    ------   ------    ------   ------    ------    ------    ------
Live Oak Health Sciences
  Fund                      $10,000   $10,240   $7,830    $9,240   $9,440    $11,660  $11,180   $12,410   $9,480   $11,000
S&P 500 Health Care Index   $10,000   $10,263   $8,535    $9,040   $9,199    $10,080  $11,225   $12,377   $9,412   $10,051
Lipper Health &
  Biotechnology
  Funds Objective           $10,000    $9,444   $7,271    $9,033   $9,713    $11,301  $12,228   $13,827   $10,454  $11,307

--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

(1) The S&P 500 Health Care Index is a sub-set of the S&P 500 Index, which focuses on the Health Care sector.


--------------------------------------------------------------------------------
                                      17                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIODS ENDED OCTOBER 31,

                               REALIZED AND              DIVIDENDS
        NET ASSET      NET      UNREALIZED                 FROM     DISTRIBUTIONS     TOTAL
          VALUE    INVESTMENT    GAINS OR       TOTAL       NET         FROM        DIVIDENDS
        BEGINNING    INCOME    (LOSSES) ON      FROM    INVESTMENT     CAPITAL         AND
        OF PERIOD    (LOSS)*   SECURITIES*   OPERATIONS   INCOME        GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
------------------------------------------------------------------------------------------------
2009     $23.89     $(0.18)     $   7.73     $    7.55    $   --       $   --         $    --
2008      39.49      (0.23)       (15.37)       (15.60)       --           --              --
2007      31.91      (0.12)         7.70          7.58        --           --              --
2006      31.35      (0.13)         0.71          0.58     (0.02)          --           (0.02)
2005      31.41       0.01++       (0.07)**      (0.06)       --           --              --

ROCK OAK CORE GROWTH FUND
------------------------------------------------------------------------------------------------
2009     $ 7.28     $(0.04)     $   1.85     $    1.81   $    --       $   --         $    --
2008      13.45      (0.06)        (5.54)        (5.60)       --        (0.57)          (0.57)
2007      10.68      (0.07)         2.84          2.77        --           --              --
2006      10.10      (0.06)         0.64          0.58        --           --              --
2005(1)   10.00      (0.05)         0.15          0.10        --           --              --

PIN OAK AGGRESSIVE STOCK FUND
------------------------------------------------------------------------------------------------
2009     $15.58     $(0.11)     $   7.27     $    7.16   $    --       $   --         $    --
2008      27.46      (0.08)       (11.80)       (11.88)       --           --              --
2007      21.18      (0.12)         6.40          6.28        --           --              --
2006      21.13      (0.16)         0.21          0.05        --           --              --
2005      19.02      (0.16)         2.27          2.11        --           --              --

RIVER OAK DISCOVERY FUND
------------------------------------------------------------------------------------------------
2009     $ 7.86     $(0.09)     $   3.19     $    3.10   $    --       $   --         $    --
2008      14.80      (0.08)        (6.46)        (6.54)       --        (0.40)          (0.40)
2007      11.56      (0.12)         3.36          3.24        --           --              --
2006      10.10      (0.09)         1.55          1.46        --           --              --
2005(2)   10.00      (0.03)         0.13          0.10        --           --              --

RED OAK TECHNOLOGY SELECT FUND
------------------------------------------------------------------------------------------------
2009     $ 4.92     $(0.03)     $   2.15     $    2.12   $    --       $   --         $    --
2008       8.75      (0.06)        (3.77)        (3.83)       --           --              --
2007       6.90      (0.03)         1.88          1.85        --           --              --
2006       6.55      (0.06)         0.41          0.35        --           --              --
2005       6.30      (0.03)+++      0.28          0.25        --           --              --


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
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


                                                                                   RATIO OF
                                                       RATIO OF      RATIO OF      EXPENSES
                                                          NET        EXPENSES     TO AVERAGE
            NET                  NET                  INVESTMENT    TO AVERAGE    NET ASSETS
           ASSET               ASSETS     RATIO OF      INCOME      NET ASSETS    (EXCLUDING
           VALUE               END OF     EXPENSES      (LOSS)      (EXCLUDING   WAIVERS AND/   PORTFOLIO
          END OF     TOTAL     PERIOD    TO AVERAGE   TO AVERAGE     FEES PAID   OR FEES PAID    TURNOVER
          PERIOD    RETURN+    (000)     NET ASSETS   NET ASSETS    INDIRECTLY)   INDIRECTLY)      RATE
---------------------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
---------------------------------------------------------------------------------------------------------
2009      $31.44    31.60%   $ 319,359      1.25%       (0.70)%        1.25%         1.51%         31%
2008       23.89   (39.50)     215,862      1.25        (0.70)         1.25          1.41          25
2007       39.49    23.75      439,978      1.25        (0.34)         1.25          1.28          29
2006       31.91     1.85      538,516      1.19        (0.42)         1.20          1.20          52
2005       31.35    (0.19)     878,709      1.14         0.04++        1.14          1.14          36

ROCK OAK CORE GROWTH FUND
---------------------------------------------------------------------------------------------------------
2009     $ 9.09     24.86%   $   5,798      1.25%       (0.56)%        1.25%         1.82%         45%
2008        7.28   (43.43)       4,571      1.25        (0.53)         1.25          1.56          92
2007       13.45    25.94        8,389      1.25        (0.57)         1.25          1.46          86
2006       10.68     5.74        9,688      1.22        (0.54)         1.22          1.44          88
2005(1)    10.10     1.00       10,560      1.15        (0.67)         1.15          1.89          45

PIN OAK AGGRESSIVE STOCK FUND
---------------------------------------------------------------------------------------------------------
2009      $22.74    45.96%   $ 118,532      1.25%       (0.58)%        1.25%         1.60%         16%
2008       15.58   (43.26)      36,198      1.25        (0.34)         1.25          1.51          38
2007       27.46    29.65       90,901      1.25        (0.50)         1.25          1.35          18
2006       21.18     0.24       92,549      1.21        (0.74)         1.21          1.27          20
2005       21.13    11.09      139,379      1.15        (0.78)         1.15          1.22          28

RIVER OAK DISCOVERY FUND
---------------------------------------------------------------------------------------------------------
2009      $10.96    39.44%   $   8,247      1.35%       (1.03)%        1.35%         1.92%         67%
2008        7.86   (45.31)       4,168      1.35        (0.68)         1.35          1.76         145
2007       14.80    28.03        7,823      1.35        (0.92)         1.35          1.72         148
2006       11.56    14.46        5,943      1.35        (0.81)         1.35          2.74          72
2005(2)    10.10     1.00        3,063      1.35        (0.79)         1.35          4.05          16

RED OAK TECHNOLOGY SELECT FUND
---------------------------------------------------------------------------------------------------------
2009      $ 7.04    43.09%   $  73,511      1.35%       (0.56)%        1.35%         1.82%         30%
2008        4.92   (43.77)      44,079      1.35        (0.80)         1.35          1.58          17
2007        8.75    26.81      115,005      1.35        (0.40)         1.35          1.40          11
2006        6.90     5.34      116,449      1.27        (0.89)         1.27          1.34          93
2005        6.55     3.97      160,881      1.15        (0.50)+++      1.15          1.27          40


--------------------------------------------------------------------------------
                                        19                      www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31,

                             REALIZED AND               DIVIDENDS                     NET
     NET ASSET                UNREALIZED                  FROM         TOTAL         ASSET
       VALUE        NET        GAINS OR       TOTAL        NET       DIVIDENDS       VALUE
     BEGINNING   INVESTMENT  (LOSSES) ON      FROM     INVESTMENT       AND          END OF
      OF YEAR      LOSS*     SECURITIES*   OPERATIONS    INCOME    DISTRIBUTIONS      YEAR
-------------------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
-------------------------------------------------------------------------------------------
2009  $ 1.63     $(0.02)       $ 0.58       $ 0.56        $ --        $ --          $ 2.19
2008    2.94      (0.02)        (1.29)       (1.31)         --          --            1.63
2007    2.21      (0.03)         0.76         0.73          --          --            2.94
2006    2.05      (0.02)         0.18         0.16          --          --            2.21
2005    2.08      (0.02)        (0.01)**     (0.03)         --          --            2.05

LIVE OAK HEALTH SCIENCES FUND
-------------------------------------------------------------------------------------------
2009  $ 9.48     $(0.01)       $ 1.53        $ 1.52       $ --        $ --          $11.00
2008   12.41      (0.04)        (2.89)        (2.93)        --          --            9.48
2007   11.18      (0.01)         1.24          1.23         --          --           12.41
2006   11.66      (0.07)        (0.41)        (0.48)        --          --           11.18
2005    9.44      (0.07)         2.29          2.22         --          --           11.66


*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

** THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENT FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WILL PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.13 AND 0.40%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

+++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESMENT INCOME RATIO INCLUDE $0.03 AND 0.51%, RESPECTIVELY RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) THE RIVER OAK DISCOVERY FUND COMMENCED OPERATIONS ON JUNE 30, 2005. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
1-888-462-5386                         20

                                                                       RATIO OF
                                                        RATIO OF       EXPENSES
                                           RATIO OF     EXPENSES      TO AVERAGE
                                              NET      TO AVERAGE     NET ASSETS
                NET ASSETS    RATIO OF    INVESTMENT   NET ASSETS    (EXCLUDING
                  END OF      EXPENSES      LOSS TO    (EXCLUDING   WAIVERS AND/OR   PORTFOLIO
         TOTAL    PERIOD     TO AVERAGE    AVERAGE      FEES PAID     FEES PAID       TURNOVER
        RETURN+    (000)     NET ASSETS   NET ASSETS   INDIRECTLY)    INDIRECTLY)       RATE
----------------------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
----------------------------------------------------------------------------------------------
2009    34.36%   $37,596       1.35%       (1.15)%        1.35%          1.93%          49%
2008   (44.56)    19,478       1.35        (0.94)         1.35           1.76           79
2007    33.03     39,810       1.35        (1.04)         1.35           1.62           76
2006     7.80     39,617       1.28        (1.13)         1.28           1.53           97
2005    (1.44)    48,901       1.15        (1.13)         1.15           1.41           30

LIVE OAK HEALTH SCIENCES FUND
----------------------------------------------------------------------------------------------
2009    16.03%   $16,249       1.35%       (0.08)%        1.35%          1.61%          31%
2008   (23.61)    14,013       1.35        (0.36)         1.35           1.52           25
2007    11.00     21,354       1.35        (0.11)         1.35           1.37           28
2006    (4.12)    25,263       1.21        (0.59)         1.21           1.23           57
2005    23.52     36,304       1.15        (0.66)         1.15           1.22           16










--------------------------------------------------------------------------------
                                        21                      www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
White Oak Select Growth Fund
--------------------------------------------------------------------------------


                         INDUSTRY WEIGHTING+ (UNAUDITED)
--------------------------------------------------------------------------------

                              [BAR GRAPH OMITTED]

Information Technology 55.8%
Health Care 14.1%
Energy 10.3%
Financials 9.2%
Consumer Discretionary 9.1%
Telecommunication Services 1.0%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.5%.

--------------------------------------------------------------------------------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
COMMON STOCK -- 99.5%++

CONSUMER DISCRETIONARY -- 9.1%
   INTERNET & CATALOG RETAIL -- 9.1%
   Amazon.com*                  245,000        $  29,108
                                               ---------
ENERGY -- 10.3%
   ENERGY EQUIPMENT & SERVICES -- 10.3%
   Baker Hughes                 378,000           15,902
   Transocean*                  200,000           16,782
                                               ---------
                                                  32,684
                                               ---------
FINANCIALS -- 9.2%
   CAPITAL MARKETS -- 5.2%
   Charles Schwab               955,000           16,560
                                               ---------
   INSURANCE -- 4.0%
   ACE                          250,000           12,840
                                               ---------
HEALTH CARE -- 14.1%
   BIOTECHNOLOGY -- 4.1%
   Amgen*                       245,000           13,164
                                               ---------



DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES -- 5.9%
   Express Scripts*              70,000          $ 5,594
   UnitedHealth Group           505,000           13,105
                                               ---------
                                                  18,699
                                               ---------
   PHARMACEUTICALS -- 4.1%
   Teva Pharmaceutical
    Industries ADR              258,600           13,054
                                               ---------
INFORMATION TECHNOLOGY -- 55.8%
   COMMUNICATIONS EQUIPMENT -- 15.0%
   Cisco Systems*               845,000           19,308
   Juniper Networks*            605,000           15,434
   QUALCOMM                     320,000           13,251
                                               ---------
                                                  47,993
                                               ---------
   COMPUTERS & PERIPHERALS -- 4.9%
   International Business
    Machines                    130,000           15,679
                                               ---------
   INTERNET SOFTWARE & SERVICES -- 14.9%
   eBay*                        715,000           15,923
   Google, Cl A*                 37,500           20,105
   Yahoo!*                      725,000           11,528
                                               ---------
                                                  47,556
                                               ---------

--------------------------------------------------------------------------------
1-888-462-5386                         22

--------------------------------------------------------------------------------
White Oak Select Growth Fund (CONCLUDED)
--------------------------------------------------------------------------------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
   IT SERVICES -- 5.9%
   Cognizant Technology
    Solutions, Cl A*            485,000        $  18,745
                                               ---------
  SEMICONDUCTORS AND SEMICONDUCTOR
     EQUIPMENT -- 9.9%
   Broadcom, Cl A*              560,000           14,902
   KLA-Tencor                   510,000           16,580
                                               ---------
                                                  31,482
                                               ---------
   SOFTWARE -- 5.2%
   Salesforce.com*              295,000           16,741
                                               ---------
TELECOMMUNICATION SERVICES -- 1.0%
  WIRELESS TELECOMMUNICATION
     SERVICES -- 1.0%
   Sprint Nextel*             1,121,000            3,318
                                               ---------
TOTAL COMMON STOCK
   (Cost $251,483)(000)                          317,623
                                               ---------
TOTAL INVESTMENTS -- 99.5%
   (Cost $251,483)(000)                        $ 317,623
                                               =========

PERCENTAGES ARE BASED ON NET ASSETS OF $319,358,576.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLI- ANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1. FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN NOTES TO FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                         23                     www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)
--------------------------------------------------------------------------------

                              [BAR GRAPH OMITTED]

Information Technology 43.2%
Energy 12.8%
Health Care 11.8%
Financials 10.2%
Industrials 7.9%
Consumer Discretionary 6.6%
Consumer Staples 3.7%
Materials 0.8%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 3.0%.
--------------------------------------------------------------------------------



DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
COMMON STOCK -- 97.0%++
CONSUMER DISCRETIONARY -- 6.6%
   HOTELS, RESTAURANTS & LEISURE -- 2.1%
   International Game
    Technology                    6,700        $     120
                                               ---------
   INTERNET & CATALOG RETAIL -- 4.5%
   Amazon.com*                    2,200              261
                                               ---------
CONSUMER STAPLES -- 3.7%
   FOOD PRODUCTS -- 3.7%
   Archer-Daniels-Midland         7,200              217
                                               ---------
ENERGY -- 12.8%
   ENERGY EQUIPMENT & SERVICES -- 11.4%
   National Oilwell Varco*        3,900              160
   Schlumberger                   2,500              156
   Transocean*                    2,000              168
   Weatherford
     International*              10,000              175
                                               ---------
                                                     659
                                               ---------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
   OIL, GAS & CONSUMABLE FUELS -- 1.4%
   XTO Energy                     2,000        $      83
                                               ---------
FINANCIALS -- 10.2%
   CAPITAL MARKETS -- 4.5%
   Goldman Sachs Group              800              136
   Legg Mason                     4,100              119
                                               ---------
                                                     255
                                               ---------
   CONSUMER FINANCE -- 2.0%
   American Express               3,300              115
                                               ---------
   DIVERSIFIED FINANCIAL SERVICES -- 3.7%
   CME Group                        700              212
                                               ---------
HEALTH CARE -- 11.8%
   BIOTECHNOLOGY -- 3.9%
   Genzyme*                       2,000              101
   Gilead Sciences*               2,900              124
                                               ---------
                                                     225
                                               ---------


--------------------------------------------------------------------------------
1-888-462-5386                           24

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONTINUED)
--------------------------------------------------------------------------------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%

  Baxter International            1,400        $      76
  Intuitive Surgical*               200               49
                                               ---------
                                                     125
                                               ---------
  HEALTH CARE TECHNOLOGY -- 2.2%
  Cerner*                         1,700              129
                                               ---------
  PHARMACEUTICALS -- 3.6%
  Teva Pharmaceutical
    Industries ADR                4,100              207
                                               ---------
INDUSTRIALS -- 7.9%
  AEROSPACE & DEFENSE -- 2.9%
  ITT                             3,300              167
                                               ---------
  AIR FREIGHT & LOGISTICS -- 2.8%
  Expeditors International
    Washington                    5,100              164
                                               ---------
  CONSTRUCTION & ENGINEERING -- 2.2%
  Jacobs Engineering
    Group*                        3,000              127
                                               ---------
INFORMATION TECHNOLOGY -- 43.2%
  COMMUNICATIONS EQUIPMENT -- 8.6%
  Cisco Systems*                  8,200              187
  QUALCOMM                        4,100              170
  Research In Motion*             2,500              147
                                               ---------
                                                     504
                                               ---------
  COMPUTERS & PERIPHERALS -- 4.2%
  Apple*                          1,300              245
                                               ---------



DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.2%


Corning                           8,600        $     126
                                               ---------
INTERNET SOFTWARE & SERVICES -- 8.0%
eBay*                             7,200              160
Google, Cl A*                       300              161
Yahoo!*                           8,900              142
                                               ---------
                                                     463
                                               ---------
IT SERVICES -- 11.2%
Cognizant Technology
  Solutions, Cl A*                9,000              348
Mastercard, Cl A                    700              153
Visa, Cl A                        2,000              152
                                               ---------
                                                     653
                                               ---------
SEMICONDUCTORS AND SEMICONDUCTOR
  EQUIPMENT -- 3.1%
Broadcom, Cl A*                   6,700              178
                                               ---------
SOFTWARE -- 5.9%
Oracle                            6,600              139
Salesforce.com*                   3,600              204
                                               ---------
                                                     343
                                               ---------


--------------------------------------------------------------------------------
                                       25                       www.oakfunds.com

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONCLUDED)
--------------------------------------------------------------------------------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------

MATERIALS -- 0.8%
METALS & MINING -- 0.8%

  Nucor                           1,100         $     44
                                               ---------
TOTAL COMMON STOCK
  (Cost $4,742)(000)                               5,622
                                               ---------
TOTAL INVESTMENTS -- 97.0%
  (Cost $4,742)(000)                           $   5,622
                                               =========

PERCENTAGES ARE BASED ON NET ASSETS OF $5,797,997.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLI- ANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

    AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVEST- MENTS ARE LEVEL 1. FOR MORE INFORMATION ON VALU- ATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN NOTES TO FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.










--------------------------------------------------------------------------------
1-888-462-5386                         26

--------------------------------------------------------------------------------
[GRAPHCI]  Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------


                    INDUSTRY WEIGHTING+ (UNAUDITED)
--------------------------------------------------------------------------------

                              [BAR GRAPH OMITTED]

Information Technology 43.4%
Consumer Discretionary 22.4%
Repurchase Agreement 12.3%
Energy 9.6%
Industrials 8.2%
Financials 4.2%
Health Care 2.2%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (2.3%).
--------------------------------------------------------------------------------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
COMMON STOCK -- 90.0%++
CONSUMER DISCRETIONARY -- 22.4%
   HOTELS, RESTAURANTS & LEISURE -- 2.5%
   Interval Leisure
    Group*                      265,021        $   2,958
                                               ---------
   HOUSEHOLD DURABLES -- 3.7%
   Garmin                       145,400            4,400
                                               ---------
   INTERNET & CATALOG RETAIL -- 11.2%
   Amazon.com*                   33,400            3,968
   Blue Nile*                    41,718            2,505
   Expedia*                      55,000            1,247
   HSN*                         210,082            3,139
   Ticketmaster
     Entertainment*             254,854            2,459
                                               ---------
                                                  13,318
                                               ---------
   MEDIA -- 4.3%
   DISH Network, Cl A*          231,000            4,019
   Gannett                      112,000            1,100
                                               ---------
                                                   5,119
                                               ---------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
   SPECIALTY RETAIL -- 0.7%
   Ann Taylor Stores*            66,300        $     860
                                               ---------
ENERGY -- 9.6%
   ENERGY EQUIPMENT & SERVICES -- 7.9%
   ENSCO International           58,000            2,656
   Hercules Offshore*           111,000              569
   Nabors Industries*           159,000            3,312
   Noble                         68,832            2,804
                                               ---------
                                                   9,341
                                               ---------
   OIL, GAS & CONSUMABLE FUELS -- 1.7%
   Williams                     108,500            2,045
                                               ---------
FINANCIALS -- 4.2%
   CAPITAL MARKETS -- 4.2%
   Charles Schwab               211,000            3,659
   Morgan Stanley                42,000            1,349
                                               ---------
                                                   5,008
                                               ---------


--------------------------------------------------------------------------------
                                      27                        www.oakfunds.com

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund (CONTINUED)
--------------------------------------------------------------------------------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
HEALTH CARE -- 2.2%
   BIOTECHNOLOGY -- 2.2%
   Biogen Idec*                  62,000        $   2,612
                                               ---------
INDUSTRIALS -- 8.2%
   CONSTRUCTION & ENGINEERING -- 8.2%
   Jacobs Engineering
     Group*                      89,101            3,768
   KBR                          119,700            2,450
   Shaw Group*                  133,000            3,413
                                               ---------
                                                   9,631
                                               ---------
INFORMATION TECHNOLOGY -- 43.4%
   COMMUNICATIONS EQUIPMENT -- 3.8%
   Cisco Systems*               122,000            2,788
   Juniper Networks*             70,000            1,786
                                               ---------
                                                   4,574
                                               ---------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%
   Jabil Circuit                183,000            2,449
                                               ---------
   INTERNET SOFTWARE & SERVICES -- 10.0%
   eBay*                        204,000            4,543
   Google, Cl A*                  7,730            4,144
   IAC/InterActive*              67,350            1,276
   Yahoo!*                      116,000            1,844
                                               ---------
                                                  11,807
                                               ---------
   IT SERVICES -- 10.8%
   Amdocs*                      191,972            4,838
   Paychex                      112,949            3,209
   Western Union                258,000            4,688
                                               ---------
                                                  12,735
                                               ---------



                              SHARES/FACE
DESCRIPTION                   AMOUNT (000)    VALUE (000)
---------------------------------------------------------
  SEMICONDUCTORS AND SEMICONDUCTOR
     EQUIPMENT -- 12.3%
   ASM International*           126,500        $   2,521
   Broadcom, Cl A*              121,500            3,233
   KLA-Tencor                    71,700            2,331
   Novellus Systems*            125,000            2,572
   PMC-Sierra*                   65,000              554
   Xilinx                       154,000            3,350
                                               ---------
                                                  14,561
                                               ---------
   SOFTWARE -- 4.4%
   Fair Isaac                   208,661            4,242
   Microsoft                     36,000              998
                                               ---------
                                                   5,240
                                               ---------
TOTAL COMMON STOCK
   (Cost $89,969)(000)                           106,658
                                               ---------
REPURCHASE AGREEMENT -- 12.3%
Morgan Stanley (A)
  0.015%, dated 10/31/09,
  to be repurchased on
  11/02/09, repurchase
  price $14,620,204
  (collateralized by a
  U.S. Treasury Bond,
  par value $15,140,083,
  1.750%, 01/15/28;
  total market value:
  $14,912,600)                  $14,620           14,620
                                               ---------
TOTAL REPURCHASE AGREEMENT
   (Cost $14,620)(000)                            14,620
                                               ---------
TOTAL INVESTMENTS -- 102.3%
   (Cost $104,589)(000)                        $ 121,278
                                               =========


--------------------------------------------------------------------------------
1-888-462-5386                        28

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund (CONCLUDED)
--------------------------------------------------------------------------------

DESCRIPTION
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $118,532,328.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS
   BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):


INVESTMENTS IN
SECURITIES         LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
-------------------------------------------------------------
COMMON
STOCK             $106,658     $    --      $ --     $106,658
REPURCHASE
AGREEMENT               --      14,620        --       14,620
-------------------------------------------------------------
TOTAL             $106,658     $14,620      $ --     $121,278
-------------------------------------------------------------


FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN NOTES TO FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




--------------------------------------------------------------------------------
                                      29                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------


                        INDUSTRY WEIGHTING+ (UNAUDITED)
--------------------------------------------------------------------------------

                             [BAR GRAPH OMITTED]

Information Technology 39.8%
Consumer Discretionary 25.6%
Industrials 12.1%
Energy 9.4%
Consumer Staples 3.3%
Financials 2.7%
Materials 2.2%
Health Care 1.6%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 3.3%.
--------------------------------------------------------------------------------



DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
COMMON STOCK -- 96.7%++
CONSUMER DISCRETIONARY -- 25.6%
   DIVERSIFIED CONSUMER SERVICES -- 5.8%
   Brink's Home Security
     Holdings*                    7,800        $     242
   Coinstar*                      7,600              241
                                               ---------
                                                     483
                                               ---------
   HOTELS, RESTAURANTS & LEISURE -- 9.5%
   Chipotle Mexican
     Grill, Cl A*                 2,500              204
   Ctrip.com
     International ADR*           6,100              327
   WMS Industries*                6,200              248
                                               ---------
                                                     779
                                               ---------
   INTERNET & CATALOG RETAIL -- 2.4%
   Blue Nile*                     3,300              198
                                               ---------
   MEDIA -- 3.0%
   Morningstar*                   4,900              250
                                               ---------
   SPECIALTY RETAIL -- 2.8%
   Gymboree*                      5,500              234
                                               ---------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
   TEXTILES, APPAREL & LUXURY GOODS -- 2.1%
   Carter's*                      7,400        $     175
                                               ---------
CONSUMER STAPLES -- 3.3%
   FOOD & STAPLES RETAILING -- 3.3%
   Whole Foods Market*            8,400              269
                                               ---------
ENERGY -- 9.4%
   ENERGY EQUIPMENT & SERVICES -- 9.4%
   CARBO Ceramics                 4,200              245
   Oceaneering
     International*               5,600              286
   Willbros Group*               18,200              239
                                               ---------
                                                     770
                                               ---------
FINANCIALS -- 2.7%
   CAPITAL MARKETS -- 2.7%
   Janus Capital Group           16,800              220
                                               ---------
HEALTH CARE -- 1.6%
   LIFE SCIENCES TOOLS & SERVICES -- 1.6%
   Illumina*                      4,200              135
                                               ---------


--------------------------------------------------------------------------------
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


--------------------------------------------------------------------------------
River Oak Discovery Fund (CONCLUDED)
--------------------------------------------------------------------------------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
INDUSTRIALS -- 12.1%
   AEROSPACE & DEFENSE -- 5.8%
   Aerovironment*                 7,700        $     205
   American Science &
     Engineering                  3,800              251
   Orbital Sciences*              2,000               26
                                               ---------
                                                     482
                                               ---------
   COMMERCIAL SERVICES & SUPPLIES -- 4.9%
   EnergySolutions               22,600              189
   EnerNOC*                       7,500              215
                                               ---------
                                                     404
                                               ---------
   ELECTRICAL EQUIPMENT -- 0.6%
   Evergreen Solar*              33,700               49
                                               ---------
   INDUSTRIAL CONGLOMERATES -- 0.8%
   Raven Industries               2,500               62
                                               ---------
INFORMATION TECHNOLOGY -- 39.8%
   COMMUNICATIONS EQUIPMENT -- 8.6%
   F5 Networks*                   6,700              301
   Starent Networks*             11,200              378
   Viasat*                        1,100               32
                                               ---------
                                                     711
                                               ---------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.0%
   Dolby Laboratories, Cl A*        400               17
   Itron*                         3,900              234
                                               ---------
                                                     251
                                               ---------
   INTERNET SOFTWARE & SERVICES -- 13.3%
   MercadoLibre*                  9,400              336
   Netease.com ADR*               7,400              286
   Sohu.com*                      4,700              261
   VistaPrint*                    4,000              204
                                               ---------
                                                   1,087
                                               ---------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
   IT SERVICES -- 1.6%
   Patni Computer
    Systems ADR                   6,900        $     133
                                               ---------
SEMICONDUCTORS AND SEMICONDUCTOR
  EQUIPMENT -- 5.2%
   Formfactor*                   10,900              185
   Varian Semiconductor
     Equipment*                   8,850              251
                                               ---------
                                                     436
                                               ---------
   SOFTWARE -- 8.1%
   AsiaInfo Holdings*            17,500              386
   Factset Research
     Systems                      4,400              282
                                               ---------
                                                     668
                                               ---------
 MATERIALS -- 2.2%
   CONTAINERS & PACKAGING -- 2.2%
   Grief, Cl A                    3,400              182
                                               ---------
TOTAL COMMON STOCK
   (Cost $6,765)(000)                              7,978
                                               ---------
TOTAL INVESTMENTS -- 96.7%
   (Cost $6,765)(000)                          $   7,978
                                               =========


PERCENTAGES ARE BASED ON NET ASSETS OF $8,246,786.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS
   BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVEST- MENTS ARE LEVEL 1. FOR MORE INFORMATION ON VALU- ATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN NOTES TO FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                      31                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------


                        INDUSTRY WEIGHTING+ (UNAUDITED)
--------------------------------------------------------------------------------

                              [BAR GRAPH OMITTED]

Semiconductors and Semiconductor Equipment 28.6%
Computers & Peripherals 19.5%
Internet Software & Services 16.8%
Internet & Catalog Retail 9.5%
IT Services 8.6%
Communications Equipment 5.2%
Software 4.9%
Aerospace & Defense 3.3%
Wireless Telecommunication Services 1.7%
Hotels, Restaurants & Leisure 0.4%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 1.5%.
--------------------------------------------------------------------------------



DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
COMMON STOCK -- 98.5%++

CONSUMER DISCRETIONARY -- 9.9%
   HOTELS, RESTAURANTS & LEISURE -- 0.4%
   Interval Leisure
    Group*                       28,400        $     317
                                               ---------
   INTERNET & CATALOG RETAIL -- 9.5%
   Amazon.com*                   40,300            4,788
   Blue Nile*                    24,506            1,472
   Expedia*                      21,000              476
   Ticketmaster
     Entertainment*              28,400              274
                                               ---------
                                                   7,010
                                               ---------
INDUSTRIALS -- 3.3%
   AEROSPACE & DEFENSE -- 3.3%
   Northrop Grumman              49,000            2,456
                                               ---------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
INFORMATION TECHNOLOGY -- 83.6%
  COMMUNICATIONS EQUIPMENT -- 5.2%
  Cisco Systems*                101,000        $   2,308
  Juniper Networks*              61,000            1,556
                                               ---------
                                                   3,864
                                               ---------
  COMPUTERS & PERIPHERALS -- 19.5%
  Apple*                         12,000            2,262
  EMC*                          151,000            2,487
  International Business
    Machines                     22,900            2,762
  Lexmark International,
    Cl A*                       126,000            3,213
  NetApp*                        40,000            1,082
  Seagate Technology            176,000            2,455
                                               ---------
                                                  14,261
                                               ---------


--------------------------------------------------------------------------------
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


--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONCLUDED)
--------------------------------------------------------------------------------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
   INTERNET SOFTWARE & SERVICES -- 16.8%
   Akamai
     Technologies*              112,000       $    2,464
   eBay*                        165,000            3,675
   Google, Cl A*                  7,200            3,860
   IAC/InterActive*              52,000              985
   Yahoo!*                       88,100            1,401
                                               ---------
                                                  12,385
                                               ---------
   IT SERVICES -- 8.6%
   Accenture, Cl A               97,200            3,604
   Computer Sciences*            54,000            2,738
                                               ---------
                                                   6,342
                                               ---------
  SEMICONDUCTORS AND SEMICONDUCTOR
     EQUIPMENT -- 28.6%
   Broadcom, Cl A*               99,200            2,640
   Integrated Device
     Technology*                219,000            1,288
   Kla-Tencor                    65,000            2,113
   Marvell Technology
     Group*                     131,000            1,797
   National
     Semiconductor              204,000            2,640
   Novellus Systems*            120,000            2,470
   Sigma Designs*               128,000            1,537
   Taiwan Semiconductor
     ADR                        117,896            1,125
   Texas Instruments            118,000            2,767
   Xilinx                       117,000            2,545
                                               ---------
                                                  20,922
                                               ---------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
   SOFTWARE -- 4.9%
   CA                            86,000        $   1,799
   Symantec*                     75,000            1,318
   Synopsys*                     22,000              484
                                               ---------
                                                   3,601
                                               ---------
TELECOMMUNICATION SERVICES -- 1.7%
  WIRELESS TELECOMMUNICATION
     SERVICES -- 1.7%
   Sprint Nextel*               423,000            1,252
                                               ---------
TOTAL COMMON STOCK
   (Cost $62,346)(000)                            72,410
                                               ---------
TOTAL INVESTMENTS -- 98.5%
   (Cost $62,346)(000)                         $  72,410
                                               =========


PERCENTAGES ARE BASED ON NET ASSETS OF $73,510,968.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS
   BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1. FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN NOTES TO FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                      33                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------

                        INDUSTRY WEIGHTING+ (UNAUDITED)
--------------------------------------------------------------------------------

                             [BAR GRAPH OMITTED]

Communications Equipment 19.3%
Software 17.9%
Internet Software & Services 10.9%
IT Services 9.5%
Semiconductors and Semiconductor Equipment 9.5%
Hotels, Restaurants & Leisure 7.3%
Computers & Peripherals 5.7%
Electronic Equipment & Instruments 5.6%
Aerospace & Defense 4.9%
Life Sciences Tools & Services 3.6%
Health Care Technology 2.4%
Exchange Traded Fund 1.0%
Electrical Equipment 0.3%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 2.1%.
--------------------------------------------------------------------------------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
COMMON STOCK -- 96.9%++
CONSUMER DISCRETIONARY -- 7.3%
   HOTELS, RESTAURANTS & LEISURE -- 7.3%
   Ctrip.com International
     ADR*                        35,100        $   1,879
   WMS Industries*               21,600              864
                                               ---------
                                                   2,743
                                               ---------
HEALTH CARE -- 6.0%
   HEALTH CARE TECHNOLOGY -- 2.4%
   Cerner*                       11,800              897
                                               ---------
   LIFE SCIENCES TOOLS & SERVICES -- 3.6%
   Illumina*                     42,500            1,364
                                               ---------



DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
INDUSTRIALS -- 5.2%
   AEROSPACE & DEFENSE -- 4.9%
   American Science &
     Engineering                 12,500        $     826
   Orbital Sciences*             79,500            1,024
                                               ---------
                                                   1,850
                                               ---------
   ELECTRICAL EQUIPMENT -- 0.3%
   Evergreen Solar*              70,000              101
                                               ---------
INFORMATION TECHNOLOGY -- 78.4%
   COMMUNICATIONS EQUIPMENT -- 19.3%
   Ciena*                        80,700              947
   F5 Networks*                  27,700            1,243
   QUALCOMM                      43,600            1,805



--------------------------------------------------------------------------------
1-888-462-5386                        34

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONCLUDED)
--------------------------------------------------------------------------------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
   COMMUNICATIONS EQUIPMENT (CONTINUED)
   Research In Motion*           11,100        $     652
   Starent Networks*             78,500            2,649
                                               ---------
                                                   7,296
                                               ---------
   COMPUTERS & PERIPHERALS -- 5.7%
   Apple*                        11,300            2,130
                                               ---------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.6%
   Corning                       51,400              751
   Dolby Laboratories,
     Cl A*                        9,800              411
   Itron*                        15,800              949
                                               ---------
                                                   2,111
                                               ---------
   INTERNET SOFTWARE & SERVICES -- 10.9%
   MercadoLibre*                 48,100            1,721
   Netease.com ADR*              29,100            1,124
   Sohu.com*                     22,300            1,240
                                               ---------
                                                   4,085
                                               ---------
   IT SERVICES -- 9.5%
   Cognizant Technology
     Solutions, Cl A*            64,800            2,505
   Wipro ADR                     60,600            1,039
                                               ---------
                                                   3,544
                                               ---------
  SEMICONDUCTORS AND SEMICONDUCTOR
     EQUIPMENT -- 9.5%
   Formfactor*                   57,300              974
   Nvidia*                      106,100            1,269
   Varian Semiconductor
     Equipment*                  46,050            1,307
                                               ---------
                                                   3,550
                                               ---------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
   SOFTWARE -- 17.9%
   Activision Blizzard*          81,100        $     878
   ANSYS*                        44,600            1,810
   AsiaInfo Holdings*            60,700            1,339
   Citrix Systems*               27,900            1,026
   Salesforce.com*               30,000            1,703
                                               ---------
                                                   6,756
                                               ---------
TOTAL COMMON STOCK
   (Cost $29,697)(000)                            36,427
                                               ---------
EXCHANGE TRADED FUND -- 1.0%
   iShares S&P North
     American Technology-
     Semiconductors
     Index Fund                   9,300              378
                                               ---------
TOTAL EXCHANGE TRADED FUND
   (Cost $345)(000)                                  378
                                               ---------
TOTAL INVESTMENTS -- 97.9%
   (Cost $30,042)(000)                         $  36,805
                                               =========

PERCENTAGES ARE BASED ON NET ASSETS OF $37,596,354.
* NON-INCOME  PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD
   SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1. FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN NOTES TO FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                      35                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2009

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------


                        INDUSTRY WEIGHTING+ (UNAUDITED)
--------------------------------------------------------------------------------

                             [BAR GRAPH OMITTED]

Pharmaceuticals 43.1%
Health Care Providers & Services 26.3%
Biotechnology 10.2%
Life Sciences Tools & Services 7.0%
Health Care Equipment & Supplies 6.1%
Health Care Technology 6.0%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 1.3%.
--------------------------------------------------------------------------------



DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
COMMON STOCK -- 98.7%++

HEALTH CARE -- 98.7%
   BIOTECHNOLOGY -- 10.2%
   Amgen*                        16,000        $     860
   Biogen Idec*                  13,600              573
   Genzyme*                       4,500              228
                                               ---------
                                                   1,661
                                               ---------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 6.1%
   Boston Scientific*            35,000              284
   CareFusion*                    7,800              174
   Medtronic                     14,500              518
                                               ---------
                                                     976
                                               ---------
   HEALTH CARE PROVIDERS & SERVICES -- 26.3%
   AmerisourceBergen             42,800              948
   Cardinal Health               15,600              442
   Centene*                      19,200              342
   McKesson                       9,000              529
   Molina Healthcare*            17,750              332



DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
   PharMerica*                   30,242        $     467
   UnitedHealth Group            17,800              462
   WellPoint*                    15,800              739
                                               ---------
                                                   4,261
                                               ---------
   HEALTH CARE TECHNOLOGY -- 6.0%
   IMS Health                    59,800              980
                                               ---------
 LIFE SCIENCES TOOLS & SERVICES -- 7.0%
   Affymetrix*                   16,000               84
   Techne                         3,900              244
   Waters*                       14,000              804
                                               ---------
                                                   1,132
                                               ---------
   PHARMACEUTICALS -- 43.1%
   AstraZeneca ADR               14,900              669
   Corcept Therapeutics*         64,244              130
   Eli Lilly                     16,000              544
   GlaxoSmithKline ADR           17,100              704
   Johnson & Johnson              6,100              360


--------------------------------------------------------------------------------
1-888-462-5386                        36

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund (CONCLUDED)
--------------------------------------------------------------------------------


DESCRIPTION                      SHARES        VALUE (000)
----------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
   King Pharmaceuticals*         42,000        $     425
   Medicis
     Pharmaceutical,
     Cl A                        18,600              394
   Novartis ADR                  11,600              603
   Par Pharmaceutical*           21,000              440
   Pfizer                        35,000              596
   Sanofi-Aventis ADR            16,400              605
   Teva Pharmaceutical
     Industries ADR              14,300              722
   Watson
     Pharmaceuticals*            24,100              829
                                               ---------
                                                   7,021
                                               ---------
TOTAL COMMON STOCK
   (Cost $14,690)(000)                            16,031
                                               ---------
TOTAL INVESTMENTS -- 98.7%
   (Cost $14,690)(000)                         $  16,031
                                               =========


PERCENTAGES ARE BASED ON NET ASSETS OF $16,249,216.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS
   BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1. FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN NOTES TO FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                      37                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Statements of Assets and Liabilities (000)
--------------------------------------------------------------------------------

AS OF OCTOBER 31, 2009
                                                       WHITE OAK     ROCK OAK
                                                    SELECT GROWTH   CORE GROWTH
                                                         FUND          FUND
--------------------------------------------------------------------------------
   Investments at cost ...........................   $    251,483      $4,742
   Repurchase agreements at cost .................             --          --
================================================================================
ASSETS:
   Investments at market value ...................   $    317,623      $5,622
   Repurchase agreements at value ................             --          --
   Cash ..........................................          1,812         200
   Receivable for capital shares sold ............            477          --
   Receivable for investment securities sold .....            295          --
   Dividends and interest receivable .............             58           1
   Prepaid expenses ..............................             55           1
--------------------------------------------------------------------------------
   Total Assets ..................................        320,320       5,824
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for fund shares redeemed ..............            402         --
   Investment advisory fees payable ..............            148          4
   Administration fees payable ...................             31          1
   Trustees' fees payable ........................             26         --
   Payable for investment securtities purchased ..             --         --
   Other accrued expenses ........................            354         21
--------------------------------------------------------------------------------
   Total Liabilites ..............................            961         26
--------------------------------------------------------------------------------
   Total Net Assets ..............................   $    319,359     $5,798
================================================================================
NET ASSETS:
   Paid-in capital
       (unlimited authorization -- no par value) .   $  2,270,556      $5,897
   Accumulated net realized gain (loss)
       on investments ............................     (2,017,337)       (979)
   Net unrealized appreciation on investments ....         66,140         880
--------------------------------------------------------------------------------
   Total Net Assets ..............................   $    319,359      $5,798
================================================================================
Portfolio Shares:
   Net assets ....................................   $    319,359      $5,798
   Total shares outstanding at end of year .......         10,157         638
   Net asset value, offering and redemption price
       per share (net assets div shares outstanding) $      31.44      $ 9.09
================================================================================

* NET ASSETS DIVIDED BY SHARES DOES NOT CALCULATE TO THE STATED NAV DUE TO ROUNDING.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                        38

                                                         PIN OAK       RIVER OAK      RED OAK        BLACK OAK        LIVE OAK
                                                    AGGRESSIVE STOCK   DISCOVERY     TECHNOLOGY       EMERGING     HEALTH SCIENCES
                                                          FUND           FUND        SELECT FUND   TECHNOLOGY FUND      FUND
----------------------------------------------------------------------------------------------------------------------------------
   Investments at cost ...........................    $    89,969       $ 6,765      $    62,346     $   30,042      $ 14,690
   Repurchase agreements at cost .................         14,620            --               --             --            --
==================================================================================================================================
ASSETS:
   Investments at market value ...................    $   106,658       $ 7,978      $    72,410     $   36,805      $ 16,031
   Repurchase agreements at value ................         14,620            --               --             --            --
   Cash ..........................................             --           851            1,162            865           279
   Receivable for capital shares sold ............            704             2               45             27             1
   Receivable for investment securities sold .....             --           141              489             --            --
   Dividends and interest receivable .............             37             1               87             --            --
   Prepaid expenses ..............................             11             1               11              5             3
----------------------------------------------------------------------------------------------------------------------------------
   Total Assets ..................................        122,030         8,974           74,204         37,702        16,314
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for fund shares redeemed ..............            716            --               45             21            18
   Investment advisory fees payable ..............             36             5               27              8            12
   Administration fees payable ...................             11             1                7              4             2
   Trustees' fees payable ........................             10             1                6              3             1
   Payable for investment securtities purchased ..          2,603           698              497             --            --
   Other accrued expenses ........................            122            22              111             70            32
----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilites ..............................          3,498           727              693            106            65
----------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets ..............................    $   118,532       $ 8,247      $    73,511     $   37,596      $ 16,249
==================================================================================================================================
NET ASSETS:
   Paid-in capital
       (unlimited authorization -- no par value) .    $   826,195       $ 8,018      $ 1,122,300     $  263,293      $ 14,315
   Accumulated net realized gain (loss)
       on investments ............................       (724,352)         (984)      (1,058,853)      (232,460)          593
   Net unrealized appreciation on investments ....         16,689         1,213           10,064          6,763         1,341
----------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets ..............................    $   118,532       $ 8,247      $    73,511     $   37,596      $ 16,249
==================================================================================================================================
Portfolio Shares:
   Net assets ....................................    $   118,532       $ 8,247      $    73,511     $   37,596      $ 16,249
   Total shares outstanding at end of year .......          5,212           753           10,445         17,199         1,477
   Net asset value, offering and redemption price
       per share (net assets div shares outstanding)  $     22.74       $ 10.96*     $      7.04     $     2.19      $  11.00
==================================================================================================================================


--------------------------------------------------------------------------------
                                      39                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Statements of Operations (000)
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2009

                                               -------------------------------------
                                                 WHITE OAK               ROCK OAK
                                                SELECT GROWTH          CORE GROWTH
                                                    FUND                   FUND
------------------------------------------------------------------------------------
Investment Income:
   Dividends ..................................   $ 1,500                  $ 31
   Interest ...................................         7                    --
   Less: Foreign withholding tax ..............       (26)                   --
------------------------------------------------------------------------------------
   Total Investment Income ....................     1,481                    31
------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees ...................     1,988                    34
   Administration fees ........................       425                     7
   Trustees' fees .............................       159                     3
   Transfer agent fees ........................     1,056                    17
   Professional fees ..........................       152                    17
   Registration fees ..........................        89                     2
   Printing fees ..............................        53                     1
   Custodian fees .............................        14                    --
   Insurance and other fees ...................       115                     2
------------------------------------------------------------------------------------
   Total Expenses .............................     4,051                    83
------------------------------------------------------------------------------------
   Less: Investment advisory fees waived ......      (693)                   (26)
------------------------------------------------------------------------------------
   Net Expenses ...............................     3,358                     57
------------------------------------------------------------------------------------
   Net Investment Loss ........................    (1,877)                   (26)
------------------------------------------------------------------------------------
   Net realized gain (loss) on securities sold     (8,491)                  (783)
   Net change in unrealized appreciation
       (depreciation) of investment securities     96,060                  1,835
------------------------------------------------------------------------------------
   Net Realized and Unrealized
       Gain on Investments ....................    87,569                  1,052
------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
       From Operations ........................   $85,692                 $1,026
====================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
1-888-462-5386                        40

                                                     PIN OAK        RIVER OAK    RED OAK        BLACK OAK         LIVE OAK
                                                 AGGRESSIVE STOCK   DISCOVERY   TECHNOLOGY      EMERGING       HEALTH SCIENCES
                                                      FUND            FUND     SELECT FUND   TECHNOLOGY FUND       FUND
------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ..................................     $   367          $   16      $   415        $    50           $   187
   Interest ...................................           3              --            1              2                --
   Less: Foreign withholding tax ..............          --              --          (11)            --                (8)
------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income ....................         370              16          405             52               179
------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees ...................         409              45          381            189               105
   Administration fees ........................          82               8           81             39                23
   Trustees' fees .............................          32               3           30             15                 9
   Transfer agent fees ........................         249              17          351            196                56
   Professional fees ..........................          42              17           40             27                22
   Registration fees ..........................          15               2           18              8                 5
   Printing fees ..............................          28               2           11              8                 1
   Custodian fees .............................           3              --            3              1                 1
   Insurance and other fees ...................          25               2           23             11                 6
------------------------------------------------------------------------------------------------------------------------------
   Total Expenses .............................         885              96          938            494               228
------------------------------------------------------------------------------------------------------------------------------
   Less: Investment advisory fees waived ......        (193)            (29)        (243)          (149)              (37)
------------------------------------------------------------------------------------------------------------------------------
   Net Expenses ...............................         692              67          695            345               191
------------------------------------------------------------------------------------------------------------------------------
   Net Investment Loss ........................        (322)            (51)        (290)          (293)              (12)
------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on securities sold           73            (868)      (4,423)        (4,426)              624
   Net change in unrealized appreciation
       (depreciation) of investment securities       20,930           2,579       24,485         12,561             1,562
------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
       Gain on Investments ....................      21,003           1,711       20,062          8,135             2,186
------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
       From Operations ........................     $20,681          $1,660      $19,772        $ 7,842           $ 2,174
==============================================================================================================================

--------------------------------------------------------------------------------
                                      41                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Statements of Changes in Net Assets (000)
--------------------------------------------------------------------------------


FOR THE YEARS ENDED OCTOBER 31,

                                                   ----------------------------------------------------
                                                           WHITE OAK                 ROCK OAK
                                                        SELECT GROWTH              CORE GROWTH
                                                             FUND                       FUND
                                                   ----------------------------------------------------
                                                      2009         2008            2009          2008
-------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment loss ............................ $ (1,877)     $ (2,319)        $ (26)       $   (37)
  Net realized gain (loss)
      on securities sold .........................   (8,491)      (23,071)         (783)          (189)
  Net unrealized appreciation (depreciation) of
      investment securities ......................   96,060      (131,452)        1,835         (3,363)
-------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations ....................   85,692      (156,842)        1,026         (3,589)
-------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
  Realized capital gains .........................       --            --            --           (357)
-------------------------------------------------------------------------------------------------------
             Total Distributions .................       --            --            --           (357)
-------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
  Shares issued ..................................  122,946        14,894           619            687
  Shares issued in lieu of cash distributions            --            --            --            350
  Shares redeemed ................................ (105,141)      (82,168)         (418)          (909)
-------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets from
         Capital Share Transactions ..............   17,805       (67,274)          201            128
-------------------------------------------------------------------------------------------------------
             Total Increase (Decrease)
                in Net Assets ....................  103,497      (224,116)        1,227         (3,818)
-------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Year ..............................  215,862       439,978         4,571          8,389
-------------------------------------------------------------------------------------------------------
  End of Year .................................... $319,359     $ 215,862        $5,798        $ 4,571
=======================================================================================================
Shares Issued and Redeemed:
  Issued .........................................    5,058           453            68             60
  Issued in lieu of cash distributions ...........       --            --            --             28
  Redeemed .......................................   (3,938)       (2,559)          (58)          (84)
-------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions ......................    1,120        (2,106)           10              4
=======================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
1-888-462-5386                         42

                                                           PIN OAK               RIVER OAK
                                                      AGGRESSIVE STOCK           DISCOVERY
                                                            FUND                   FUND
-------------------------------------------------------------------------------------------------
                                                      2009         2008       2009       2008
-------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment loss ............................  $   (322)    $  (207)    $ (51)     $ (44)
  Net realized gain (loss)
      on securities sold .........................        73       3,072       (868)     (111)
  Net unrealized appreciation (depreciation) of
      investment securities ......................    20,930     (35,675)     2,579    (3,337)
-------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations ....................    20,681     (32,810)     1,660    (3,492)
-------------------------------------------------------------------------------------------------
Distributions to Shareholders:
  Realized capital gains .........................        --          --         --      (210)
-------------------------------------------------------------------------------------------------
             Total Distributions .................        --          --         --      (210)
-------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
  Shares issued ..................................    75,230       1,917      2,933       513
  Shares issued in lieu of cash distributions             --          --         --       205
  Shares redeemed ................................   (13,577)    (23,810)      (514)     (671)
-------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets from
         Capital Share Transactions ..............    61,653     (21,893)     2,419        47
-------------------------------------------------------------------------------------------------
             Total Increase (Decrease)
                in Net Assets ....................    82,334     (54,703)     4,079    (3,655)
-------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Year ..............................    36,198      90,901      4,168     7,823
-------------------------------------------------------------------------------------------------
  End of Year ....................................  $118,532     $36,198     $8,247    $4,168
=================================================================================================
Shares Issued and Redeemed:
  Issued .........................................     3,588          88        277        41
  Issued in lieu of cash distributions ...........        --          --         --        15
  Redeemed .......................................      (700)     (1,075)       (54)      (55)
-------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions ......................     2,888        (987)       223         1
=================================================================================================



                                                            RED OAK           BLACK OAK
                                                          TECHNOLOGY           EMERGING
                                                         SELECT FUND        TECHNOLOGY FUND
--------------------------------------------------------------------------------------------
                                                       2009       2008       2009      2008
--------------------------------------------------------------------------------------------
Investment Activities:
  Net investment loss ............................   $  (290)    $ (634)   $ (293)    $ (296)
  Net realized gain (loss)
      on securities sold .........................    (4,423)     4,209    (4,426)     1,689
  Net unrealized appreciation (depreciation) of
      investment securities ......................    24,485    (44,166)   12,561    (18,045)
--------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations ....................    19,772    (40,591)    7,842    (16,652)
--------------------------------------------------------------------------------------------
Distributions to Shareholders:
  Realized capital gains .........................        --         --        --         --
--------------------------------------------------------------------------------------------
             Total Distributions .................        --         --        --         --
--------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
  Shares issued ..................................    18,672      2,981    15,555      4,602
  Shares issued in lieu of cash distributions             --         --        --         --
  Shares redeemed ................................    (9,012)   (33,316)   (5,279)    (8,282)
--------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets from
         Capital Share Transactions ..............     9,660    (30,335)   10,276     (3,680)
--------------------------------------------------------------------------------------------
             Total Increase (Decrease)
                in Net Assets ....................    29,432    (70,926)   18,118    (20,332)
--------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Year ..............................    44,079    115,005    19,478     39,810
--------------------------------------------------------------------------------------------
  End of Year ....................................   $73,511   $ 44,079   $37,596    $19,478
============================================================================================
Shares Issued and Redeemed:
  Issued .........................................     3,025        416     8,061      1,881
  Issued in lieu of cash distributions ...........        --         --        --         --
  Redeemed .......................................    (1,531)     (4,602)  (2,812)    (3,470)
--------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions ......................     1,494      (4,186)   5,249     (1,589)
============================================================================================


--------------------------------------------------------------------------------
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


--------------------------------------------------------------------------------
[GRAPHIC]  Statements of Changes in Net Assets (000)
--------------------------------------------------------------------------------


FOR THE YEARS ENDED OCTOBER 31,

                                                                              ----------------------
                                                                                      LIVE OAK
                                                                                   HEALTH SCIENCES
                                                                                         FUND
                                                                              ----------------------
                                                                                2009          2008
----------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment loss ......................................................  $   (12)      $   (67)
  Net realized gain on securities sold .....................................      624           478
  Net unrealized appreciation (depreciation) of investment securities ......    1,562        (5,154)
----------------------------------------------------------------------------------------------------
  Net Incease (Decrease) in Net Assets Resulting from Operations ...........    2,174        (4,743)
----------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
  Shares issued ............................................................    1,559         1,091
  Shares redeemed ..........................................................   (1,497)       (3,689)
----------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets from Capital Share Transactions        62        (2,598)
----------------------------------------------------------------------------------------------------
             Total Increase (Decrease) in Net Assets .......................    2,236        (7,341)
----------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Year ........................................................   14,013        21,354
----------------------------------------------------------------------------------------------------
  End of Year ..............................................................  $16,249       $14,013
====================================================================================================
Shares Issued and Redeemed:
  Issued ...................................................................      153            94
  Redeemed .................................................................     (155)         (335)
----------------------------------------------------------------------------------------------------
      Net Decrease in Share Transactions ...................................       (2)         (241)
====================================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.







--------------------------------------------------------------------------------
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


--------------------------------------------------------------------------------
[GRAPHIC]  Notes to Financial Statements
--------------------------------------------------------------------------------

OCTOBER 31, 2009

1. ORGANIZATION:
--------------------------------------------------------------------------------

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as "Funds" and individually referred to as a "Fund"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHED ACCOUNTING STANDARDS CODIFICATION --
The FASB has issued FASB ASC 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED

ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how


--------------------------------------------------------------------------------
                                       45                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

OCTOBER 31, 2009

companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NAS-DAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market prices are not "readily available" (of which there were none as of October 31, 2009) are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which


--------------------------------------------------------------------------------
1-888-462-5386                         46
the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3: Inputs that are unobservable.

A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.


--------------------------------------------------------------------------------
                                       47                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

OCTOBER 31, 2009

REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the coun-terparty. If the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Administrator are parties to an Administration Agreement dated February 27, 1998, last amended May 2, 2007, under which the Administrator provides management and administration services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $2.5 billion, 0.03% on the next $2.5 billion, 0.02% on the next $5 billion, and 0.015% of such assets in excess of $10 billion. There is a minimum annual administration fee of $665,000 for the Trust.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under an Agency Agreement with the Trust dated February 27, 1998. During the year ended October 31, 2009, the following Funds reimbursed Oak Associates, ltd. (the "Adviser") for amounts paid to third parties that provide sub-transfer agency and other administration services relating to the Funds:

                                                 AMOUNT (000)
                                                 ------------
White Oak Select Growth Fund ..................     $434
Rock Oak Core Growth Fund .....................        2
Pin Oak Aggressive Stock Fund .................       63
River Oak Discovery Fund ......................        1
Red Oak Technology Select Fund ................       58
Black Oak Energing Technology Fund ............       30
Live Oak Health Sciences Fund .................        6


--------------------------------------------------------------------------------
1-888-462-5386                         48

The Trust and the Distributor are parties to an Amended and Restated Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Adviser are parties to an Investment Advisory Agreement dated February 27, 1998, as last amended May 4, 2005, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. Effective February 28, 2008, the Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds' expenses if necesssary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Aggressive Stock Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for a period of one year. Effective March 1, 2009 the Adviser has contractually agreed to continue this arrangement for a period of one year.

U.S. Bank N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2009, were as follows
(000):

                                              PURCHASES            SALES
                                              ---------           -------
White Oak Select Growth Fund .............    $100,921           $82,281
Rock Oak Core Growth Fund ................       2,018             1,973
Pin Oak Aggressive Stock Fund ............      58,021             8,264
River Oak Discovery Fund .................       5,510             3,268
Red Oak Technology
  Select Fund ............................      23,688            15,093
Black Oak Emerging
  Technology Fund ........................      21,746            12,035
Live Oak Health Sciences Fund ............       4,359             4,558

7. FEDERAL INCOME TAXES:
--------------------------------------------------------------------------------

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.


--------------------------------------------------------------------------------
                                       49                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

OCTOBER 31, 2009

To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to the reclass of distributions on net operating losses, expiration of capital loss carryforwards, and the investment in master limited partnerships.

Accordingly, the following permanent differences have been reclassified to/from the following accounts (000):

                               ACCUMULATED     ACCUMULATED
                                   NET             NET
                               INVESTMENT       REALIZED       PAID-IN-
                                 INCOME        GAIN (LOSS)     CAPITAL
                               ----------     ------------    ---------
White Oak Select
  Growth Fund .............      $1,877         $583,254      $(585,131)
Rock Oak Core
  Growth Fund .............          26               --            (26)
Pin Oak Aggressive
  Stock Fund ..............         322          103,800       (104,122)
River Oak
  Discovery Fund ..........          51              (16)           (35)
Red Oak Technology
  Select Fund .............         290          597,321       (597,611)
Black Oak
  Emerging
  Technology
  Fund ....................         293           49,553        (49,846)
Live Oak Health
  Sciences Fund ...........          12              (12)            --

There were no dividends or distributions declared during the year ended October 31, 2009.

The tax character of dividends and distributions declared during the year ended October 31, 2008, were as follows (000):

                                ORDINARY      LONG-TERM
                                 INCOME      CAPITAL GAIN      TOTAL
                                --------     ------------      -----
Rock Oak Core
  Growth Fund ...............    $ --            $357          $357
River Oak
  Discovery
  Fund ......................      43             167           210


--------------------------------------------------------------------------------
1-888-462-5386                         50

As of October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                         TOTAL
                                                                                     DISTRIBUTABLE
                     UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL          NET           EARNINGS
                       ORDINARY        LONG-TERM         LOSS         UNREALIZED     (ACCUMULATED
                        INCOME       CAPITAL GAIN    CARRYFORWARD    APPRECIATON        LOSSES)
                     -------------  -------------   -------------    -----------     -------------
White Oak Select
  Growth Fund .....      $ --            $ --        $(2,017,337)       $66,140       $(1,951,197)
Rock Oak Core
  Growth Fund .....        --              --               (971)           872               (99)
Pin Oak Aggressive
  Stock Fund ......        --              --           (724,323)        16,660          (707,663)
River Oak
  Discovery Fund ..        --              --               (836)         1,065               229
Red Oak Technology
  Select Fund .....        --              --         (1,058,771)         9,982        (1,048,789)
Black Oak Emerging
  Technology Fund .        --              --           (232,456)         6,759          (225,697)
Live Oak Health
  Sciences Fund ...        16             577                 --          1,341             1,934

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At October 31, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                               EXPIRING OCTOBER 31,
                          -------------------------------------------------------------------------------------------------
                            2010         2011       2012        2013      2014     2015       2016      2017        TOTAL
                            ----         ----       ----        ----      ----     ----       ----      ----        ------
White Oak Select
 Growth Fund .........   $712,973     $206,602    $744,256    $321,944    $ --     $ --     $22,546    $9,016    $2,017,337
Rock Oak Core
 Growth Fund .........         --          --           --          --      --       --         188       783           971
Pin Oak Aggressive
 Stock Fund ..........    436,197      180,087      90,283      17,756      --       --          --        --       724,323
River Oak Discovery
 Fund ................         --           --          --          --      --       --          50       786           836
Red Oak Technology
 Select Fund .........    726,266      293,675      34,233          --      --       --          --     4,597     1,058,771
Black Oak Emerging
 Technology Fund .....    212,845       15,085          --          --      --       --          --     4,526       232,456


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

--------------------------------------------------------------------------------
[GRAPHIC]  Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

OCTOBER 31, 2009

At October 31, 2009, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows (000):

                          FEDERAL     AGGREGATE      AGGREGATE
                           TAX          GROSS          GROSS
                           COST     APPRECIATION    DEPRECIATION       NET
                         --------   ------------    ------------    -------
White Oak Select
 Growth Fund .........   $251,483      $89,924       $(23,784)      $66,140
Rock Oak Core
 Growth Fund .........      4,750        1,253           (381)          872
Pin Oak Aggressive
 Stock Fund ..........    104,618       25,274         (8,614)       16,660
River Oak Discovery
 Fund ................      6,913        1,592           (527)        1,065
Red Oak
 Technology
 Select Fund .........     62,428       18,108         (8,126)        9,982
Black Oak
 Emerging
 Technology
 Fund ................     30,046        9,044         (2,285)        6,759
Live Oak Health
 Sciences Fund .......     14,690        3,144         (1,803)        1,341

Management evaluates the Funds' tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of October 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION OF CREDIT RISK AND OWNERSHIP
--------------------------------------------------------------------------------

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.


--------------------------------------------------------------------------------
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


In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of October 31, 2009, please refer to the below chart for Concentration of
Ownership:

                                  NUMBER OF           PERCENTAGE
                                SHAREHOLDERS         OF OWNERSHIP
                                ------------         ------------
Rock Oak Core
  Growth Fund .............          4             22%, 20%, 11%, 8%
River Oak
  Discovery Fund ..........          3             35%, 14%, 9%

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees has selected Cohen Fund Audit Services, Ltd ("CFAS") to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ending October 31, 2010. The decision to select CFAS was recommended by the Audit Committee and was approved by the Board of Trustees on November 4, 2009. During the Trust's fiscal years ended October 31, 2009 and October 31, 2008, neither the Trust, its portfolios, nor anyone on their behalf consulted with CFAS on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or
(ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph
(a)(1)(iv) of said Item 304).

The dismissal of KPMG LLP ("KPMG") as the Trust's principal accountants on November 4, 2009, which was effective upon completion of its audits for the fiscal year ended October 31, 2009 was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG's reports on the Trust's financial statements as of and for the fiscal years ended October 31, 2009 and October 31, 2008 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Trust's fiscal years ended October 31, 2009 and October 31,


--------------------------------------------------------------------------------
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


--------------------------------------------------------------------------------
[GRAPHIC]  Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------

OCTOBER 31, 2009

2008, (i) there were no disagree- ments with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagree-ments in connection with their reports on the Trust's financial state- ments for such years, and (ii) there were no reportable events of the kind described in
Item 304(a)(1)(v) of Regulation S-K.

10. SUBSEQUENT EVENT
--------------------------------------------------------------------------------

Management of the Funds has evalu- ated the need for disclosures and/or adjustments resulting from subse- quent events through December 23, 2009, the date the financial state- ments were issued. Based on this evaluation, no subsequent events requiring adjustments or additional disclosures to the financial state- ments as of October 31, 2009 have been identified.













--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
[GRAPHIC]  Report of Independent Registered
           Public Accounting Firm
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Oak Associates Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Oak Associates Funds (the "Trust"), comprising the White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund, as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with custodians and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oak Associate Funds as of October 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                         KPMG LLP

Philadelphia, Pennsylvania
December 23, 2009


--------------------------------------------------------------------------------
                                       55                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Trustees of the Trust (unaudited)
--------------------------------------------------------------------------------

                                         NUMBER OF
                                       PORTFOLIOS IN                                     OTHER
                 POSITION    LENGTH    FUND COMPLEX           PRINCIPAL              DIRECTORSHIPS
                   HELD      OF TIME     OVERSEEN           OCCUPATION(S)                HELD
                   WITH      SERVED      BY BOARD              DURING                  BY BOARD
NAME & AGE(1)     TRUST    (YRS.)(2)     MEMBER(3)         PAST FIVE YEARS             MEMBER(4)
-----------------------------------------------------------------------------------------------------
J. John          Trustee       9            7       President and Chairman of      Trustee of
Canon                                               the Board, Synergistic         Proconex.
(74)                                                Partners, Inc., 1975-1999.
-----------------------------------------------------------------------------------------------------
Thomas E.        Trustee       8            7       Physician, Cleveland Clinic    None
Gretter, MD                                         (Health Care) since 1966.
(74)
-----------------------------------------------------------------------------------------------------
James D.         Trustee,      9           7        Managing Member, President,    None
Oelschlager(5)   Chairman                           CIO and Founder of Oak
(67)                                                Associates, ltd. since 1985.
-----------------------------------------------------------------------------------------------------
John G.          Trustee       9            7       Director of International      Board of Directors,
Stimpson(5)                                         Equity Sales and Equity Sales  Morgan Stanley
(67)                                                Manager, Salomon Brothers      Trust Company
                                                    (New York) from 1985-1993.     from 1988-1993.
-----------------------------------------------------------------------------------------------------
Pauline F.       Trustee       2            7       Financial Planning              Trustee of Opera
Ramig                                               Practitioner, Ramig Financial   Cleveland.
(69)                                                Planning since 1991.
-----------------------------------------------------------------------------------------------------
Robert P.        Trustee       2            7       CPA for Stephans, Kun &         None
Stephans                                            Co., Certified Public
(66)                                                Accountants since 1980.
-----------------------------------------------------------------------------------------------------
Michael R.       Trustee       2            7       Attorney at Law; Partner,       None
Shade                                               Shade & Shade since
(61)                                                December, 1979.
-----------------------------------------------------------------------------------------------------

1. Each Trustee may be contacted in writing to the Trustee c/o Oak Associates Funds, 3875 Embassy Parkway, Suite 250, Akron, OH 44333. Each Officer may be contacted in writing to the Officer c/o SEI Investments, One Freedom Valley Drive, Oaks, PA 19456.

2. Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his succes- sor, or until he sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3. The "Oak Associates Funds Complex" consists of all registered investment companies for which Oak Associates, ltd. serves as investment adviser. As of October 31, 2009, the Oak Associates Funds Complex con- sisted of 7 Funds.

4. Directorships of companies are required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

5. Messrs. Oelschlager and Stimpson are considered "interested" persons of the Trust as that term is defined in the Investment Company Act of 1940. Mr. Oelschlager is interested by virtue of his controlling ownership interest in the Adviser. Mr. Stimpson is considered interested because of his family relationship with an employee of the Adviser.


--------------------------------------------------------------------------------
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


--------------------------------------------------------------------------------
[GRAPHIC]  Officers of the Trust (unaudited)
--------------------------------------------------------------------------------

                                                NUMBER OF
                  POSITION           LENGTH     PORTFOLIOS            PRINCIPAL
                    HELD             OF TIME     IN FUND            OCCUPATION(S)                   OTHER
                    WITH             SERVED      COMPLEX                DURING                  DIRECTORSHIPS
NAME & AGE(1)       TRUST            (YRS.)     OVERSEEN            PAST FIVE YEARS                 HELD
-----------------------------------------------------------------------------------------------------------
Sandra          Chief Compliance       9          N/A     Director of Client Services at Oak         N/A
Noll(2)         Officer, Vice                             Associates, ltd. since 1998 and
(45)            President and                             Compliance Officer of Oak
                Assistant Secretary                       Associates, ltd., since 1994.
-----------------------------------------------------------------------------------------------------------
Leslie          President              9          N/A     Mutual Fund Coordinator                    N/A
Manna(2)                                                  of Oak Associates, ltd.
(47)                                                      since 1995.
-----------------------------------------------------------------------------------------------------------
Eric            Treasurer and          5          N/A     Director, SEI Fund Accounting since        N/A
Kleinschmidt    Chief Financial                           2004; Manager, SEI Fund Accounting
(41)(3)         Officer                                   since 1999.
-----------------------------------------------------------------------------------------------------------
Joseph M.       Vice President         2          N/A     Corporate counsel SEI, since 2007;         N/A
Gallo(3)        and Assistant                             Associate counsel, ICMA Retirement
(36)            Secretary                                 Corporation, 2004-2007; Federal
                                                          Investigator, U.S. Department of
                                                          Labor, 2002-2004; U.S. Securities and
                                                          Exchange Commission -- Division of
                                                          Investment Management, 2003.
-----------------------------------------------------------------------------------------------------------
Carolyn F.      Vice President         1         N/A      Corporate Counsel, SEI (since 2007);       N/A
Mead(3)         and Assistant                             Associate Counsel, Stradley, Ronan,
(53)            Secretary                                 Stevens & Young LLP (2004-2007);
                                                          ING Variable Annuities (1999-2002).
-----------------------------------------------------------------------------------------------------------
Bernadette      Vice President         1         N/A      Corporate Counsel, SEI (since 2005);       N/A
Sparling(3)     and Assistant                             Associate Counsel, Blank Rome LLP
(32)            Secretary                                 (2001-2005).
-----------------------------------------------------------------------------------------------------------

1. Each Officer may be contacted in writing to the Officer c/o SEI Investments, One Freedom Valley Drive, Oaks, PA 19456.

2. Mmes. Noll and Manna are considered to be "affiliates" of the Adviser by virtue of their employment by the Adviser.

3. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company ot its affiliates act as investment manager, administrator, or distributor.

--------------------------------------------------------------------------------
For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling 1-888-462-5386.


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                                       57                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Disclosure of Fund Expenses (unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.







--------------------------------------------------------------------------------
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


--------------------------------------------------------------------------------
[GRAPHIC]  Disclosure of Fund Expenses (unaudited)
--------------------------------------------------------------------------------

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

---------------------------------------------------------------------------
                                   BEGINNING  ENDING              EXPENSES
                                    ACCOUNT   ACCOUNT  ANNUALIZED   PAID
                                     VALUE     VALUE    EXPENSE    DURING
                                    5/01/09  10/31/09    RATIOS    PERIOD*
---------------------------------------------------------------------------
White Oak Select Growth Fund
---------------------------------------------------------------------------
  Actual Return                      $1,000  $1,196.80    1.25%    $6.92
  Hypothetical 5% Return              1,000   1,018.90    1.25      6.36
---------------------------------------------------------------------------
Rock Oak Core Growth Fund
---------------------------------------------------------------------------
  Actual Return                       1,000   1,197.60    1.25      6.92
  Hypothetical 5% Return              1,000   1,018.90    1.25      6.36
---------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
---------------------------------------------------------------------------
  Actual Return                       1,000   1,293.50    1.25      7.23
  Hypothetical 5% Return              1,000   1,018.90    1.25      6.36
---------------------------------------------------------------------------
River Oak Discovery Fund
---------------------------------------------------------------------------
  Actual Return                       1,000   1,255.40    1.35      7.67
  Hypothetical 5% Return              1,000   1,018.40    1.35      6.87
---------------------------------------------------------------------------
Red Oak Technology Select Fund
---------------------------------------------------------------------------
  Actual Return                       1,000   1,266.20    1.35      7.71
  Hypothetical 5% Return              1,000   1,018.40    1.35      6.87
---------------------------------------------------------------------------
Black Oak Emerging Technology Fund
---------------------------------------------------------------------------
  Actual Return                       1,000   1,209.90    1.35      7.52
  Hypothetical 5% Return              1,000   1,018.40    1.35      6.87
---------------------------------------------------------------------------
Live Oak Health Sciences Fund
---------------------------------------------------------------------------
  Actual Return                       1,000   1,197.00    1.35      7.48
  Hypothetical 5% Return              1,000   1,018.40    1.35      6.87
---------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).





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                                       59                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC]  Notice to Shareholders (unaudited)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, each fund is designating the following items with regard to distributions paid during the year.

                                                                                    QUALIFYING
                                                                                  FOR CORPORATE
                                    LONG-TERM        ORDINARY                       DIVIDENDS
                                   CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE
FUND                               DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)
------------------------------------------------------------------------------------------------
White Oak Select Growth Fund           0.00%          0.00%           0.00%           0.00%
------------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund              0.00%          0.00%           0.00%           0.00%
------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund          0.00%          0.00%           0.00%           0.00%
------------------------------------------------------------------------------------------------
River Oak Discovery Fund               0.00%          0.00%           0.00%           0.00%
------------------------------------------------------------------------------------------------
Red Oak Technology Select Fund         0.00%          0.00%           0.00%           0.00%
------------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund     0.00%          0.00%           0.00%           0.00%
------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund          0.00%          0.00%           0.00%           0.00%
------------------------------------------------------------------------------------------------


                                                                          FOREIGN INVESTORS
                                                                    ----------------------------
                                     QUALIFYING                       INTEREST      SHORT-TERM
                                      DIVIDEND     U.S. GOVERNMENT     RELATED      CAPITAL GAIN
FUND                                 INCOME (2)     INTEREST (3)    DIVIDENDS (4)   DIVIDENDS (5)
-------------------------------------------------------------------------------------------------
White Oak Select Growth Fund           0.00%           0.00%           0.00%           0.00%
-------------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund              0.00%           0.00%           0.00%           0.00%
-------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund          0.00%           0.00%           0.00%           0.00%
-------------------------------------------------------------------------------------------------
River Oak Discovery Fund               0.00%           0.00%           0.00%           0.00%
-------------------------------------------------------------------------------------------------
Red Oak Technology Select Fund         0.00%           0.00%           0.00%           0.00%
-------------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund     0.00%           0.00%           0.00%           0.00%
-------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund          0.00%           0.00%           0.00%           0.00%
-------------------------------------------------------------------------------------------------

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Oak Associates Funds who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code ("IRC") will be expiring for years beginning after January 1, 2010.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.


--------------------------------------------------------------------------------
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


--------------------------------------------------------------------------------

Contact Us

BY MAIL       Oak Associates Funds
              P.O. Box 219441
              Kansas City, MO 64121-9441

BY TELEPHONE  1-888-462-5386

ON THE WEB    www.oakfunds.com

              Click on the MY OAK ACCOUNT section to take advantage of these features:

              o Trade Online

              o Access and Update Account Information

              o Go Paperless with E-Delivery

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q is available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-462-5386; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

--------------------------------------------------------------------------------

[GRAPHIC]  OAK ASSOCIATES FUNDS
-------------------------------
P.O. Box 219441
Kansas City, MO 64121-9441



                                                                 PRSRT STD
                                                               U.S. POSTAGE
                                                                   PAID
                                                                   OAK
                                                                ASSOCIATES







                                                                 OAK-AR-001-0200

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, the principal financial officer, controller or principal accounting officer, and any other person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of trustees has determined that the Registrant has at least one financial expert serving on the audit committee. The audit committee financial expert serving on the audit committee is Robert Stephans and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2009                                                   2008
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $107,000            N/A               N/A             $113,750            N/A               N/A
        Fees(1)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-
        Related          N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:

(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Not applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

        ---------------------------- ----------------- ----------------
                                           2009             2008
        ---------------------------- ----------------- ----------------
        Audit-Related Fees                  0%               0%
        ---------------------------- ----------------- ----------------
        Tax Fees                            0%               0%
        ---------------------------- ----------------- ----------------
        All Other Fees                      0%               0%
        ---------------------------- ----------------- ----------------

    (f) Not applicable

    (g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

    (h) During the past fiscal year, the registrant's principal accountant did not report to the registrant's audit committee the existence of any non-audit services that were provided to either the registrant's investment adviser or to any entity controlling, controlled by, or under common control with the registrant's investment adviser that provided ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.   CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

   (b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Oak Associates Funds


By (Signature and Title)                      /s/ Leslie Manna
                                              ---------------------------------
                                              Leslie Manna, President

Date:  January 5, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                      /s/ Leslie Manna
                                              ---------------------------------
                                              Leslie Manna, President

Date:  January 5, 2010


By (Signature and Title)                      /s/ Eric Kleinschmidt
                                              ---------------------------------
                                              Eric Kleinschmidt, Treasurer & CFO

Date:  January 5, 2010